UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

WASHINGTON, D. C. 20549

FORM N-CSRS

Investment Company Act file number: 811-07507

Deutsche DWS Investments VIT Funds

(Exact Name of Registrant as Specified in Charter)

875 Third Avenue

New York, NY 10022-6225

(Address of Principal Executive Offices) (Zip Code)

Registrant’s Telephone Number, including Area Code: (212) 454-4500

Diane Kenneally

100 Summer Street

Boston, MA 02110

(Name and Address of Agent for Service)

Date of fiscal year end:	12/31

Date of reporting period:	6/30/2022

ITEM 1.	REPORT TO STOCKHOLDERS

(a)

June 30, 2022
Semiannual Report
Deutsche DWS Investments VIT Funds
DWS Small Cap Index VIP

Contents

3	Performance Summary
4	Portfolio Summary
5	Portfolio Manager
6	Investment Portfolio
31	Statement of Assets and Liabilities
31	Statement of Operations
32	Statements of Changes in Net Assets
33	Financial Highlights
35	Notes to Financial Statements
41	Information About Your Fund's Expenses
42	Liquidity Risk Management
42	Proxy Voting
43	Advisory Agreement Board Considerations and Fee Evaluation
This report must be preceded or accompanied by a prospectus. To obtain an additional prospectus or summary prospectus, if available, call (800) 728-3337 or your financial representative. We advise you to consider the Fund’s objectives, risks, charges and expenses carefully before investing. The summary prospectus and prospectus contain this and other important information about the Fund. Please read the prospectus carefully before you invest.
Stocks may decline in value. Various factors, including costs, cash flows and security selection, may cause the Fund’s performance to differ from that of the index. Smaller company stocks tend to be more volatile than medium-sized or large company stocks. The Fund may lend securities to approved institutions. Investing in derivatives entails special risks relating to liquidity, leverage and credit that may reduce returns and/or increase volatility. Please read the prospectus for details.
War, terrorism, sanctions, economic uncertainty, trade disputes, public health crises and related geopolitical events have led, and, in the future, may lead to significant disruptions in U.S. and world economies and markets, which may lead to increased market volatility and may have significant adverse effects on the Fund and its investments.
The brand DWS represents DWS Group GmbH & Co. KGaA and any of its subsidiaries such as DWS Distributors, Inc. which offers investment products or DWS Investment Management Americas, Inc. and RREEF America L.L.C. which offer advisory services.
DWS Distributors, Inc., 222 South Riverside Plaza, Chicago, IL 60606, (800) 621-1148
NOT FDIC/NCUA INSURED NO BANK GUARANTEE MAY LOSE VALUE
NOT A DEPOSIT NOT INSURED BY ANY FEDERAL GOVERNMENT AGENCY

2 |	DWS Small Cap Index VIP

Performance SummaryJune 30, 2022 (Unaudited)
Fund performance shown is historical, assumes reinvestment of all dividend and capital gain distributions, and does not guarantee future results. Investment return and principal value fluctuate with changing market conditions so that, when redeemed, shares may be worth more or less than their original cost. Current performance may be lower or higher than the performance data quoted. Please contact your participating insurance company for the Fund’s most recent month-end performance. Performance figures for Classes A and B differ because each class maintains a distinct expense structure. Performance does not reflect charges and fees (“contract charges”) associated with the separate account that invests in the Fund or any variable life insurance policy or variable annuity contract for which the Fund is an investment option. These charges and fees will reduce returns.
The gross expense ratios of the Fund, as stated in the fee table of the prospectus dated May 1, 2022 are 0.42% and 0.71% for Class A and Class B shares, respectively, and may differ from the expense ratios disclosed in the Financial Highlights tables in this report.
Generally accepted accounting principles require adjustments to be made to the net assets of the Fund at period end for financial reporting purposes only, and as such, the total return based on the unadjusted net asset value per share may differ from the total return reported in the financial highlights.
Growth of an Assumed $10,000 Investment

Yearly periods ended June 30
Russell 2000® Index is an unmanaged, capitalization-weighted measure of approximately 2,000 of the smallest companies in the Russell 3000® Index.
The Russell 3000® Index is an unmanaged index that measures the performance of the 3,000 largest U.S. companies based on total market capitalization, which represents approximately 98% of the investable U.S. equity market.
Index returns do not reflect any fees or expenses and it is not possible to invest directly into an index.

Comparative Results
DWS Small Cap Index VIP		6-Month‡	1-Year	3-Year	5-Year	10-Year
Class A	Growth of $10,000	$7,642	$7,450	$11,196	$12,669	$23,870
	Average annual total return	–23.58%	–25.50%	3.84%	4.85%	9.09%
Russell 2000 Index	Growth of $10,000	$7,657	$7,480	$11,317	$12,865	$24,449
	Average annual total return	–23.43%	–25.20%	4.21%	5.17%	9.35%
DWS Small Cap Index VIP		6-Month‡	1-Year	3-Year	5-Year	10-Year
Class B	Growth of $10,000	$7,631	$7,431	$11,102	$12,503	$23,245
	Average annual total return	–23.69%	–25.69%	3.55%	4.57%	8.80%
Russell 2000 Index	Growth of $10,000	$7,657	$7,480	$11,317	$12,865	$24,449
	Average annual total return	–23.43%	–25.20%	4.21%	5.17%	9.35%
The growth of $10,000 is cumulative.

‡	Total returns shown for periods less than one year are not annualized.

DWS Small Cap Index VIP	| 3

Portfolio Summary(Unaudited)
Asset Allocation (As a % of Investment Portfolio excluding Securities Lending Collateral)	6/30/22	12/31/21
Common Stocks	97%	97%
Cash Equivalents	2%	3%
Government & Agency Obligations	1%	0%
Rights	0%	0%
Corporate Bonds	—	0%
Warrants	—	0%
	100%	100%

Sector Diversification (As a % of Common Stocks, Rights, Warrants and Corporate Bonds)	6/30/22	12/31/21
Financials	17%	16%
Health Care	17%	18%
Industrials	15%	15%
Information Technology	14%	15%
Consumer Discretionary	10%	11%
Real Estate	7%	7%
Energy	6%	4%
Materials	4%	4%
Consumer Staples	4%	4%
Utilities	3%	3%
Communication Services	3%	3%
	100%	100%

Ten Largest Equity Holdings at June 30, 2022 (2.6% of Net Assets)
1Biohaven Pharmaceutical Holding Co., Ltd.	0.4%
Operates as a commercial stage biopharmaceutical company
2Shockwave Medical, Inc.	0.3%
Manufacturer of medical devices
3Chart Industries, Inc.	0.3%
Manufacturer of engineered cryogenic equipment
4Halozyme Therapeutics, Inc.	0.3%
Develops and commercializes recombant human enzymes for the infertility
5Sailpoint Technologies Holdings, Inc.	0.3%
Provider of enterprise identity security solutions
6South State Corp.	0.2%
Provider of banking services and products through banking subsidiaries
7Southwest Gas Holdings, Inc.	0.2%
Provider of natural gas operation, construction, and distribution services
8STAG Industrial, Inc.	0.2%
Real estate investment trust focused on the acquisition and operation of industrial properties
9Agree Realty Corp.	0.2%
Real estate investment trust primarily engaged in development of properties
10RBC Bearings, Inc.	0.2%
Manufacturer and marketer of engineered precision bearings, components and essential system
Portfolio holdings and characteristics are subject to change.
For more complete details about the Fund’s investment portfolio, see page 6.
Following the Fund’s fiscal first and third quarter-end, a complete portfolio holdings listing is posted on dws.com, and is available free of charge by contacting your financial intermediary, or if you are a direct investor, by calling (800) 728-3337. In addition, the portfolio holdings listing is filed with the SEC on the Fund’s Form N-PORT and will be available on the SEC’s Web site at sec.gov. Additional portfolio holdings for the Fund are also posted on dws.com from time to time. Please see the Fund’s current prospectus for more information.

4 |	DWS Small Cap Index VIP

Portfolio Manager
Brent Reeder
Senior Vice President, Northern Trust Investments, Inc., Subadvisor to the Fund

DWS Small Cap Index VIP	| 5

Investment Portfolioas of June 30, 2022 (Unaudited)

	Shares	Value ($)
Common Stocks 97.3%
Communication Services 2.7%
Diversified Telecommunication Services 0.6%
Anterix, Inc.*	1,751	71,914
ATN International, Inc.	1,608	75,431
Bandwidth, Inc. "A"*	3,391	63,819
Charge Enterprises, Inc.* (a)	15,752	75,137
Cogent Communications Holdings, Inc.	6,233	378,717
Consolidated Communications Holdings, Inc.*	11,043	77,301
EchoStar Corp. "A"*	5,120	98,816
Globalstar, Inc.*	99,642	122,560
IDT Corp. "B"*	2,107	52,991
Iridium Communications, Inc.*	18,562	697,189
Liberty Latin America Ltd. "A"*	5,656	44,117
Liberty Latin America Ltd. "C"*	22,217	173,070
Ooma, Inc.*	3,382	40,043
Radius Global Infrastructure, Inc. "A"*	10,729	163,724
Starry Group Holdings, Inc. "A"*	3,462	14,263
		2,149,092
Entertainment 0.3%
Cinemark Holdings, Inc.*	15,804	237,376
IMAX Corp.*	7,144	120,662
Liberty Media Corp.-Liberty Braves "A"*	1,542	38,781
Liberty Media Corp.-Liberty Braves "C"*	5,487	131,688
Lions Gate Entertainment Corp. "A"*	8,437	78,549
Lions Gate Entertainment Corp. "B"*	17,003	150,137
Madison Square Garden Entertainment Corp.*	3,747	197,167
Marcus Corp.*	3,505	51,769
Playstudios, Inc.*	11,554	49,451
Redbox Entertainment, Inc.*	936	6,926
Reservoir Media, Inc.*	2,965	19,332
Skillz, Inc.* (a)	44,376	55,026
		1,136,864
Interactive Media & Services 0.7%
Arena Group Holdings, Inc.*	1,641	14,769
Bumble, Inc. "A"*	12,569	353,817
Cargurus, Inc.*	14,870	319,556
Cars.com, Inc.*	10,199	96,177
DHI Group, Inc.*	6,256	31,092
Eventbrite, Inc. "A"*	11,153	114,541
EverQuote, Inc. "A"*	2,904	25,671
	Shares	Value ($)
fuboTV, Inc.*	25,862	63,879
Leafly Holdings, Inc.*	931	4,190
MediaAlpha, Inc. "A"*	3,681	36,258
Outbrain, Inc.*	5,774	29,043
QuinStreet, Inc.*	7,683	77,291
TrueCar, Inc.*	12,951	33,543
Vimeo, Inc.*	20,848	125,505
Wejo Group Ltd.*	3,571	4,250
Yelp, Inc.*	9,998	277,644
Ziff Davis, Inc.*	6,650	495,625
Ziprecruiter, Inc. "A"*	11,652	172,683
		2,275,534
Media 0.9%
Adtheorent Holding Co., Inc.*	2,333	7,209
Advantage Solutions, Inc.*	11,747	44,639
AMC Networks, Inc. "A"*	4,422	128,769
Audacy, Inc. "A"*	18,721	17,639
Boston Omaha Corp. "A"*	3,081	63,623
Cardlytics, Inc.*	4,804	107,177
Clear Channel Outdoor Holdings, Inc.*	52,847	56,546
Cumulus Media, Inc. "A"*	2,679	20,709
Daily Journal Corp.*	168	43,478
Entravision Communications Corp. "A"	9,050	41,268
Gambling.com Group Ltd.*	1,262	9,932
Gannett Co., Inc.*	21,472	62,269
Gray Television, Inc.	12,302	207,781
iHeartMedia, Inc. "A"*	17,527	138,288
Innovid Corp.*	3,228	5,358
Integral Ad Science Holding Corp.*	5,538	54,992
John Wiley & Sons, Inc. "A"	6,257	298,834
Loyalty Ventures, Inc.*	2,900	10,353
Magnite, Inc.*	18,853	167,415
PubMatic, Inc. "A"*	6,083	96,659
Scholastic Corp.	3,961	142,477
Sinclair Broadcast Group, Inc. "A"	6,059	123,604
Stagwell, Inc.*	11,373	61,755
TechTarget, Inc.*	3,996	262,617
TEGNA, Inc.	32,471	680,917
The E.W. Scripps Co. "A"*	8,440	105,247
Thryv Holdings, Inc.*	3,694	82,709
Urban One, Inc.*	2,940	13,989
WideOpenWest, Inc.*	7,951	144,788
		3,201,041
Wireless Telecommunication Services 0.2%
Gogo, Inc.*	7,290	118,025
Kore Group Holdings, Inc.*	5,077	15,587
Shenandoah Telecommunications Co.	7,145	158,619
The accompanying notes are an integral part of the financial statements.

6 |	DWS Small Cap Index VIP

	Shares	Value ($)
Telephone & Data Systems, Inc.	14,689	231,939
U.S. Cellular Corp.*	2,166	62,727
		586,897
Consumer Discretionary 9.8%
Auto Components 1.3%
Adient PLC*	13,812	409,250
American Axle & Manufacturing Holdings, Inc.*	16,416	123,613
Dana, Inc.	18,757	263,911
Dorman Products, Inc.*	3,833	420,518
Fox Factory Holding Corp.*	6,171	497,012
Gentherm, Inc.*	4,822	300,941
Goodyear Tire & Rubber Co.*	40,687	435,758
Holley, Inc.*	7,454	78,267
LCI Industries	3,621	405,118
Luminar Technologies, Inc.*	34,722	205,901
Modine Manufacturing Co.*	7,327	77,153
Motorcar Parts of America, Inc.*	2,880	37,786
Patrick Industries, Inc.	3,199	165,836
Solid Power, Inc.*	8,264	44,460
Standard Motor Products, Inc.	3,016	135,690
Stoneridge, Inc.*	3,879	66,525
Tenneco, Inc. "A"*	12,015	206,177
Visteon Corp.*	4,050	419,499
XPEL, Inc.*	3,134	143,945
		4,437,360
Automobiles 0.2%
Canoo, Inc.* (a)	17,377	32,148
Cenntro Electric Group Ltd.*	26,663	40,261
Faraday Future Intelligent Electric, Inc.* (a)	14,351	37,313
Fisker, Inc.* (a)	23,662	202,783
Lordstown Motors Corp. "A"* (a)	24,080	38,046
Mullen Automotive, Inc.*	3,125	3,188
Winnebago Industries, Inc.	4,670	226,775
Workhorse Group, Inc.* (a)	22,127	57,530
		638,044
Distributors 0.0%
Funko, Inc. "A"*	4,643	103,631
Weyco Group, Inc.	864	21,125
		124,756
Diversified Consumer Services 1.0%
2U, Inc.*	11,084	116,050
Adtalem Global Education, Inc.*	6,540	235,244
American Public Education, Inc.*	2,855	46,137
Beachbody Co., Inc.*	15,120	18,144
Carriage Services, Inc.	1,962	77,793
	Shares	Value ($)
Chegg, Inc.*	18,122	340,331
Coursera, Inc.*	16,399	232,538
Duolingo, Inc.* (a)	3,429	300,209
European Wax Center, Inc. "A"	3,081	54,287
Frontdoor, Inc.*	12,054	290,260
Graham Holdings Co. "B"	549	311,195
Laureate Education, Inc. "A"	16,531	191,264
Nerdy, Inc.*	7,839	16,697
OneSpaWorld Holdings Ltd.*	9,624	69,004
Perdoceo Education Corp.*	9,959	117,317
PowerSchool Holdings, Inc. "A"*	6,708	80,832
Rover Group, Inc.*	13,492	50,730
StoneMor, Inc.*	3,460	11,833
Strategic Education, Inc.	3,354	236,725
Stride, Inc.*	5,920	241,477
Udemy, Inc.*	10,506	107,266
Universal Technical Institute, Inc.*	4,722	33,668
Vivint Smart Home, Inc.*	14,094	49,047
WW International, Inc.*	8,087	51,676
		3,279,724
Hotels, Restaurants & Leisure 2.0%
Accel Entertainment, Inc.*	8,558	90,886
Bally's Corp.* (a)	5,797	114,665
Biglari Holdings, Inc. "B"*	102	12,515
BJ's Restaurants, Inc.*	3,235	70,135
Bloomin' Brands, Inc.	12,990	215,894
Bluegreen Vacations Holding Corp	1,862	46,476
Bowlero Corp.*	5,665	59,992
Brinker International, Inc.*	6,315	139,119
Century Casinos, Inc.*	4,231	30,463
Chuy's Holdings, Inc.*	2,811	55,995
Cracker Barrel Old Country Store, Inc.	3,374	281,695
Dave & Buster's Entertainment, Inc.*	6,252	204,941
Denny's Corp.*	8,679	75,334
Dine Brands Global, Inc.	2,289	148,968
El Pollo Loco Holdings, Inc.*	2,711	26,676
Everi Holdings, Inc.*	12,801	208,784
F45 Training Holdings, Inc.*	5,639	22,161
First Watch Restaurant Group, Inc.*	1,340	19,323
Full House Resorts, Inc.*	4,990	30,339
Golden Entertainment, Inc.*	2,981	117,899
Hilton Grand Vacations, Inc.*	13,053	466,384
Inspirato, Inc.*	1,470	6,806
Inspired Entertainment, Inc.*	3,227	27,784
International Game Technology PLC	14,518	269,454
Jack in the Box, Inc.	3,094	173,450
Krispy Kreme, Inc. (a)	10,451	142,134
The accompanying notes are an integral part of the financial statements.

DWS Small Cap Index VIP	| 7

	Shares	Value ($)
Kura Sushi USA, Inc. "A"*	713	35,315
Life Time Group Holdings, Inc.*	6,208	79,959
Light & Wonder, Inc. "A"*	14,309	672,380
Lindblad Expeditions Holdings, Inc.*	4,676	37,876
Monarch Casino & Resort, Inc.*	1,909	112,001
NEOGAMES SA*	1,937	25,975
Noodles & Co.*	6,217	29,220
Papa John's International, Inc.	4,808	401,564
Portillo's, Inc. "A"*	2,882	47,121
RCI Hospitality Holdings, Inc.	1,341	64,851
Red Rock Resorts, Inc. "A"	7,726	257,739
Rush Street Interactive, Inc.*	9,089	42,446
Ruth's Hospitality Group, Inc.	4,703	76,471
SeaWorld Entertainment, Inc.*	6,580	290,704
Shake Shack, Inc. "A"*	5,440	214,771
Sonder Holdings, Inc.*	6,201	6,449
Sweetgreen, Inc. "A"*	2,145	24,989
Target Hospitality Corp.*	4,439	25,347
Texas Roadhouse, Inc.	9,962	729,218
The Cheesecake Factory, Inc.	7,239	191,254
The ONE Group Hospitality, Inc.*	3,589	26,451
Vacasa, Inc. "A"*	5,919	17,047
Wingstop, Inc.	4,362	326,147
Xponential Fitness, Inc. "A"*	2,463	30,935
		6,824,502
Household Durables 1.5%
Aterian, Inc.* (a)	8,813	19,036
Beazer Homes U.S.A., Inc.*	4,420	53,349
Cavco Industries, Inc.*	1,338	262,235
Century Communities, Inc.	4,268	191,932
Dream Finders Homes, Inc. "A"*	3,050	32,452
Ethan Allen Interiors, Inc.	3,341	67,522
GoPro, Inc. "A"*	19,479	107,719
Green Brick Partners, Inc.*	4,134	80,902
Helen of Troy Ltd.*	3,465	562,751
Hovnanian Enterprises, Inc. "A"*	785	33,590
Installed Building Products, Inc.	3,524	293,056
iRobot Corp.*	3,952	145,236
KB Home	11,643	331,360
Landsea Homes Corp.*	1,234	8,218
La-Z-Boy, Inc.	6,267	148,591
Legacy Housing Corp.*	1,257	16,404
LGI Homes, Inc.*	3,042	264,350
Lifetime Brands, Inc.	1,845	20,369
	Shares	Value ($)
Lovesac Co.*	1,963	53,982
M.D.C. Holdings, Inc.	8,331	269,175
M/I Homes, Inc.*	4,011	159,076
Meritage Homes Corp.*	5,298	384,105
Purple Innovation, Inc.*	8,614	26,359
Skyline Champion Corp.*	7,724	366,272
Snap One Holdings Corp.*	2,554	23,420
Sonos, Inc.*	18,597	335,490
Taylor Morrison Home Corp.*	16,838	393,336
Traeger, Inc.*	4,481	19,044
Tri Pointe Home, Inc.*	14,996	252,982
Tupperware Brands Corp.*	6,612	41,920
Universal Electronics, Inc.*	1,757	44,926
Vizio Holding Corp. "A"*	9,879	67,375
Vuzix Corp.* (a)	8,314	59,029
Weber, Inc. "A"	4,014	28,941
		5,164,504
Internet & Direct Marketing Retail 0.5%
1-800-Flowers.com, Inc. "A"*	3,967	37,726
1stdibs.com, Inc.*	3,586	20,404
aka Brands Holding Corp.*	1,491	4,115
Bark, Inc.*	7,397	9,468
Boxed, Inc.*	2,294	4,244
CarParts.com, Inc.*	7,281	50,530
ContextLogic, Inc. "A"* (a)	82,846	132,554
Duluth Holdings, Inc. "B"*	1,836	17,516
Groupon, Inc.*	3,131	35,380
Lands' End, Inc.*	2,303	24,458
Liquidity Services, Inc.*	3,782	50,830
Lulu's Fashion Lounge Holdings, Inc.*	888	9,635
Overstock.com, Inc.*	6,203	155,137
PetMed Express, Inc. (a)	2,878	57,272
Porch Group, Inc.* (a)	11,165	28,582
Poshmark, Inc. "A"*	6,675	67,484
Quotient Technology, Inc.*	12,802	38,022
Qurate Retail, Inc.	50,942	146,204
RealReal, Inc.*	12,086	30,094
Rent the Runway, Inc. "A"*	6,771	20,787
Revolve Group, Inc.*	5,947	154,087
Rumbleon, Inc. "B"*	1,503	22,109
Shutterstock, Inc.	3,496	200,356
Stitch Fix, Inc. "A"*	11,868	58,628
Thredup, Inc. "A"*	8,498	21,245
Vivid Seats, Inc. "A"	3,593	26,840
Xometry, Inc. "A"* (a)	4,923	167,037
		1,590,744
Leisure Products 0.5%
Acushnet Holdings Corp.	4,952	206,399
AMMO, Inc.* (a)	13,274	51,105
Callaway Golf Co.*	20,384	415,834
Clarus Corp.	4,329	82,208
Johnson Outdoors, Inc. "A"	743	45,442
Latham Group, Inc.*	6,257	43,361
The accompanying notes are an integral part of the financial statements.

8 |	DWS Small Cap Index VIP

	Shares	Value ($)
Malibu Boats, Inc. "A"*	3,019	159,132
Marine Products Corp.	1,244	11,830
MasterCraft Boat Holdings, Inc.*	2,618	55,109
Smith & Wesson Brands, Inc.	6,619	86,907
Solo Brands, Inc. "A"*	3,177	12,899
Sturm, Ruger & Co., Inc.	2,514	160,016
Vinco Ventures, Inc.* (a)	26,714	36,865
Vista Outdoor, Inc.*	8,147	227,301
		1,594,408
Multiline Retail 0.1%
Big Lots, Inc.	4,074	85,432
Dillard's, Inc. "A"	628	138,518
Franchise Group, Inc.	4,018	140,911
		364,861
Specialty Retail 2.1%
Aaron's Co., Inc.	4,387	63,831
Abercrombie & Fitch Co. "A"*	7,231	122,349
Academy Sports & Outdoors, Inc.	12,226	434,512
American Eagle Outfitters, Inc.	22,610	252,780
America's Car-Mart, Inc.*	854	85,912
Arko Corp.	12,311	100,458
Asbury Automotive Group, Inc.*	3,228	546,630
Bed Bath & Beyond, Inc.* (a)	11,594	57,622
Big 5 Sporting Goods Corp. (a)	3,195	35,816
Boot Barn Holdings, Inc.*	4,303	296,520
Build-a-bear Workshop, Inc.	2,068	33,957
Caleres, Inc.	5,352	140,436
Camping World Holdings, Inc. "A" (a)	5,598	120,861
Cato Corp. "A"	2,598	30,163
Chico's FAS, Inc.*	17,764	88,287
Citi Trends, Inc.*	1,210	28,616
Conn's, Inc.*	1,882	15,094
Designer Brands, Inc. "A"	8,421	109,978
Destination XL Group, Inc.*	8,701	29,496
Evgo, Inc.* (a)	9,902	59,511
Express, Inc.*	9,296	18,220
Foot Locker, Inc.	12,105	305,651
Genesco, Inc.*	1,910	95,328
Group 1 Automotive, Inc.	2,343	397,841
GrowGeneration Corp.*	8,491	30,483
Guess?, Inc.	4,956	84,500
Haverty Furniture Companies, Inc.	2,198	50,950
Hibbett, Inc.	1,872	81,825
JOANN, Inc. (a)	1,803	13,973
LL Flooring Holdings, Inc.*	4,179	39,157
MarineMax, Inc.*	3,062	110,599
Monro, Inc.	4,882	209,340
	Shares	Value ($)
Murphy USA, Inc.	3,267	760,786
National Vision Holdings, Inc.*	11,825	325,187
ODP Corp.*	6,263	189,393
OneWater Marine, Inc. "A"	1,650	54,532
Party City Holdco, Inc.*	16,985	22,420
Rent-A-Center, Inc.	7,729	150,329
Sally Beauty Holdings, Inc.*	15,588	185,809
Shoe Carnival, Inc.	2,515	54,349
Signet Jewelers Ltd.	6,799	363,475
Sleep Number Corp.*	3,088	95,574
Sonic Automotive, Inc. "A"	2,935	107,509
Sportsman's Warehouse Holdings, Inc.*	6,490	62,239
The Buckle, Inc.	4,337	120,092
The Children's Place, Inc.*	1,913	74,454
The Container Store Group, Inc.*	5,043	31,418
Tile Shop Holdings, Inc.	5,250	16,118
Tilly's, Inc. "A"	3,686	25,876
Torrid Holdings, Inc.*	2,045	8,834
TravelCenters of America, Inc.*	1,770	61,012
Urban Outfitters, Inc.*	9,596	179,061
Volta, Inc.*	17,725	23,043
Warby Parker, Inc. "A"*	12,154	136,854
Winmark Corp.	415	81,162
Zumiez, Inc.*	2,274	59,124
		7,279,346
Textiles, Apparel & Luxury Goods 0.6%
Allbirds, Inc. "A"*	13,735	53,978
Crocs, Inc.*	8,840	430,243
Ermenegildo Zegna Holditalia SpA*	6,895	72,742
Fossil Group, Inc.*	6,571	33,972
G-III Apparel Group Ltd.*	6,413	129,735
Kontoor Brands, Inc.	8,210	273,967
Movado Group, Inc.	2,243	69,376
Oxford Industries, Inc.	2,266	201,085
PLBY Group, Inc.*	4,422	28,301
Rocky Brands, Inc.	982	33,565
Steven Madden Ltd.	11,509	370,705
Superior Group of Companies, Inc.	1,660	29,465
Unifi, Inc.*	2,113	29,709
Wolverine World Wide, Inc. (a)	11,656	234,985
		1,991,828
Consumer Staples 3.7%
Beverages 0.5%
Celsius Holdings, Inc.*	8,016	523,124
Coca-Cola Consolidated, Inc.	685	386,272
MGP Ingredients, Inc.	2,043	204,484
National Beverage Corp.	3,400	166,396
Primo Water Corp.	22,971	307,352
The accompanying notes are an integral part of the financial statements.

DWS Small Cap Index VIP	| 9

	Shares	Value ($)
The Duckhorn Portfolio, Inc.*	5,467	115,135
The Vita Coco Co., Inc*	4,067	39,816
Vintage Wine Estates, Inc.*	4,721	37,107
		1,779,686
Food & Staples Retailing 0.6%
HF Foods Group, Inc.*	5,299	27,661
Ingles Markets, Inc. "A"	2,072	179,746
Natural Grocers by Vitamin Cottage, Inc.	1,200	19,140
PriceSmart, Inc.	3,574	256,006
Rite Aid Corp.*	8,323	56,097
SpartanNash Co.	5,216	157,367
Sprouts Farmers Market, Inc.*	15,989	404,841
The Andersons, Inc.	4,616	152,282
The Chefs' Warehouse, Inc.*	4,967	193,167
United Natural Foods, Inc.*	8,469	333,678
Village Super Market, Inc. "A"	1,335	30,451
Weis Markets, Inc.	2,393	178,374
		1,988,810
Food Products 1.4%
Alico, Inc.	925	32,958
AppHarvest, Inc.* (a)	10,332	36,059
B&G Foods, Inc. (a)	9,914	235,755
Benson Hill, Inc.* (a)	24,910	68,253
Beyond Meat, Inc.* (a)	8,942	214,071
Brc, Inc.* (a)	3,736	30,486
Calavo Growers, Inc.	2,476	103,299
Cal-Maine Foods, Inc.	5,534	273,435
Fresh Del Monte Produce, Inc.	4,455	131,556
Hain Celestial Group, Inc.*	10,961	260,214
Hostess Brands, Inc.*	20,128	426,915
J & J Snack Foods Corp.	2,218	309,766
John B. Sanfilippo & Son, Inc.	1,320	95,687
Lancaster Colony Corp.	2,837	365,349
Landec Corp.*	3,778	37,667
Local Bounti Corp.*	2,716	8,637
Mission Produce, Inc.*	5,709	81,353
Sanderson Farms, Inc.	3,124	673,316
Seneca Foods Corp. "A"*	807	44,821
Simply Good Foods Co.*	13,139	496,260
Sovos Brands, Inc.*	4,159	66,003
Sunopta, Inc.*	14,236	110,756
Tattooed Chef, Inc.* (a)	7,188	45,284
Tootsie Roll Industries, Inc.	2,170	76,709
TreeHouse Foods, Inc.*	7,415	310,095
Utz Brands, Inc.	9,584	132,451
Vital Farms, Inc.*	4,319	37,791
Whole Earth Brands, Inc.*	5,755	35,681
		4,740,627
Household Products 0.3%
Central Garden & Pet Co.*	1,483	62,909
	Shares	Value ($)
Central Garden & Pet Co. "A"*	5,945	237,859
Energizer Holdings, Inc.	9,775	277,121
WD-40 Co.	1,993	401,311
		979,200
Personal Products 0.7%
BellRing Brands, Inc.*	17,051	424,399
Edgewell Personal Care Co.	7,840	270,637
elf Beauty, Inc.*	7,064	216,724
Herbalife Nutrition Ltd.*	14,433	295,155
Inter Parfums, Inc.	2,594	189,518
Medifast, Inc.	1,657	299,105
Nature's Sunshine Products, Inc.*	1,954	20,849
Nu Skin Enterprises, Inc. "A"	7,282	315,311
The Beauty Health Co.*	14,535	186,920
The Honest Co., Inc.*	9,322	27,220
Thorne HealthTech, Inc.*	1,991	9,636
USANA Health Sciences, Inc.*	1,644	118,960
Veru, Inc.* (a)	9,474	107,056
		2,481,490
Tobacco 0.2%
22nd Century Group, Inc.* (a)	23,177	49,367
Turning Point Brands, Inc.	2,242	60,825
Universal Corp.	3,529	213,505
Vector Group Ltd.	20,798	218,379
		542,076
Energy 5.4%
Energy Equipment & Services 1.5%
Archrock, Inc.	19,690	162,836
Borr Drilling Ltd.*	19,580	90,264
Bristow Group, Inc.*	3,543	82,906
Cactus, Inc. "A"	8,589	345,879
ChampionX Corp.	29,771	590,954
Diamond Offshore Drilling, Inc.* (a)	14,538	85,629
DMC Global, Inc.*	2,668	48,104
Dril-Quip, Inc.*	4,944	127,555
Expro Group Holdings NV*	11,281	129,957
Helix Energy Solutions Group, Inc.*	20,142	62,440
Helmerich & Payne, Inc.	14,982	645,125
Liberty Energy, Inc.*	20,800	265,408
Nabors Industries Ltd.*	1,320	176,748
National Energy Services Reunited Corp.*	5,594	37,927
Newpark Resources, Inc.*	11,744	36,289
NexTier Oilfield Solutions, Inc.*	25,809	245,444
Noble Corp.*	5,484	139,019
Oceaneering International, Inc.*	14,838	158,470
Oil States International, Inc.*	9,159	49,642
The accompanying notes are an integral part of the financial statements.

10 |	DWS Small Cap Index VIP

	Shares	Value ($)
Patterson-UTI Energy, Inc.	31,264	492,721
ProPetro Holding Corp.*	12,735	127,350
RPC, Inc.*	10,833	74,856
Select Energy Services, Inc. "A"*	10,633	72,517
Solaris Oilfield Infrastructure, Inc. "A"	4,525	49,232
TETRA Technologies, Inc.*	17,759	72,102
Tidewater, Inc.*	5,555	117,155
U.S. Silica Holdings, Inc.*	10,602	121,075
Valaris Ltd.*	8,882	375,176
Weatherford International PLC*	10,297	217,987
		5,200,767
Oil, Gas & Consumable Fuels 3.9%
Aemetis, Inc.* (a)	4,015	19,714
Alto Ingredients, Inc.*	10,918	40,506
Amplify Energy Corp.*	5,173	33,831
Arch Resources, Inc.	2,234	319,663
Archaea Energy, Inc.*	8,688	134,925
Ardmore Shipping Corp.*	5,080	35,408
Battalion Oil Corp.*	538	4,589
Berry Corp.	11,625	88,583
Brigham Minerals, Inc. "A"	7,404	182,361
California Resources Corp.	11,397	438,785
Callon Petroleum Co.*	7,197	282,122
Centennial Resource Development, Inc. "A"*	29,980	179,280
Centrus Energy Corp. "A"*	1,639	40,565
Civitas Resources, Inc.	10,742	561,699
Clean Energy Fuels Corp.*	24,688	110,602
CNX Resources Corp.*	28,050	461,703
Comstock Resources, Inc.*	13,468	162,693
CONSOL Energy, Inc.*	4,976	245,715
Crescent Energy Co. "A"	4,887	60,990
CVR Energy, Inc.	4,322	144,787
Delek U.S. Holdings, Inc.*	10,274	265,480
Denbury, Inc.*	7,394	443,566
DHT Holdings, Inc.	20,130	123,397
Dorian LPG Ltd.	4,570	69,464
Earthstone Energy, Inc. "A"*	6,286	85,804
Empire Petroleum Corp.*	978	11,609
Energy Fuels, Inc.* (a)	22,878	112,331
Equitrans Midstream Corp.	59,901	380,970
Excelerate Energy, Inc. "A"*	2,700	53,784
FLEX LNG Ltd.*	4,160	113,942
Frontline Ltd.* (a)	18,386	162,900
Gevo, Inc.*	27,920	65,612
Golar LNG Ltd.*	14,720	334,880
Green Plains, Inc.*	7,687	208,856
Gulfport Energy Corp.*	1,731	137,632
HighPeak Energy, Inc.	936	23,980
International Seaways, Inc.	7,183	152,280
Kinetik Holdings, Inc.	2,413	82,380
Kosmos Energy Ltd.*	65,653	406,392
Laredo Petroleum, Inc.*	2,485	171,316
	Shares	Value ($)
Magnolia Oil & Gas Corp. "A"	24,283	509,700
Matador Resources Co.	16,398	763,983
Murphy Oil Corp.	21,461	647,908
NACCO Industries, Inc. "A"	586	22,209
NextDecade Corp*	4,502	19,989
Nordic American Tankers Ltd.	27,684	58,967
Northern Oil and Gas, Inc.	9,532	240,778
Oasis Petroleum, Inc.	2,864	348,406
Par Pacific Holdings, Inc.*	7,130	111,157
PBF Energy, Inc. "A"*	14,063	408,108
Peabody Energy Corp.*	17,156	365,938
Ranger Oil Corp. "A"*	3,094	101,700
REX American Resources Corp.*	771	65,381
Riley Exploration Permian, Inc.	1,549	37,455
Ring Energy, Inc.*	12,535	33,343
Sandridge Energy, Inc.*	4,629	72,536
Scorpio Tankers, Inc.	7,172	247,506
SFL Corp. Ltd.	16,737	158,834
Silverbow Resources, Inc.*	1,703	48,297
Sitio Royalties Corp.	1,795	41,608
SM Energy Co.	17,647	603,351
Talos Energy, Inc.*	9,625	148,899
Teekay Corp.*	10,677	30,750
Teekay Tankers Ltd. "A"*	3,333	58,761
Tellurian, Inc.*	74,292	221,390
Uranium Energy Corp.* (a)	40,804	125,676
Ur-Energy, Inc.*	32,340	34,280
Vaalco Energy, Inc.	8,510	59,059
Vertex Energy, Inc.* (a)	7,883	82,929
W&T Offshore, Inc.*	13,889	60,000
Whiting Petroleum Corp.	5,729	389,744
World Fuel Services Corp.	9,059	185,347
		13,259,085
Financials 16.6%
Banks 9.3%
1st Source Corp.	2,327	105,646
ACNB Corp.	1,234	36,637
Allegiance Bancshares, Inc.	2,840	107,238
Amalgamated Financial Corp.	2,107	41,676
Amerant Bancorp, Inc.	4,096	115,180
American National Bankshares, Inc.	1,579	54,649
Ameris Bancorp.	9,644	387,496
Arrow Financial Corp.	1,944	61,839
Associated Banc-Corp.	21,724	396,680
Atlantic Union Bankshares Corp.	10,915	370,237
Banc of California, Inc.	7,937	139,850
BancFirst Corp.	2,871	274,783
Bank First Corp.	968	73,384
Bank of Marin Bancorp.	2,356	74,874
The accompanying notes are an integral part of the financial statements.

DWS Small Cap Index VIP	| 11

	Shares	Value ($)
Bank of NT Butterfield & Son Ltd.	7,248	226,065
BankUnited, Inc.	11,906	423,496
Bankwell Financial Group, Inc.	828	25,709
Banner Corp.	5,015	281,893
Bar Harbor Bankshares	2,246	58,082
BayCom Corp.	1,876	38,796
BCB Bancorp., Inc.	2,103	35,814
Berkshire Hills Bancorp., Inc.	6,737	166,875
Blue Ridge Bankshares, Inc.	2,370	36,308
Brookline Bancorp., Inc.	11,075	147,408
Business First Bancshares, Inc.	3,078	65,592
Byline Bancorp., Inc.	3,519	83,752
Cadence Bank	26,699	626,893
Cambridge Bancorp.	988	81,708
Camden National Corp.	2,111	92,990
Capital Bancorp., Inc	1,368	29,686
Capital City Bank Group, Inc.	1,984	55,334
Capstar Financial Holdings, Inc.	2,903	56,957
Carter Bankshares, Inc.*	3,406	44,959
Cathay General Bancorp.	10,502	411,153
CBTX, Inc.	2,740	72,857
Central Pacific Financial Corp.	3,927	84,234
Citizens & Northern Corp.	2,252	54,431
City Holding Co.	2,162	172,701
Civista Bancshares, Inc.	2,085	44,327
CNB Financial Corp.	2,323	56,193
Coastal Financial Corp.*	1,570	59,848
Colony Bankcorp, Inc.	2,375	35,839
Columbia Banking System, Inc.	11,540	330,621
Community Bank System, Inc.	7,787	492,761
Community Trust Bancorp., Inc.	2,345	94,832
ConnectOne Bancorp., Inc.	5,435	132,886
CrossFirst Bankshares, Inc.*	6,780	89,496
Customers Bancorp., Inc.*	4,499	152,516
CVB Financial Corp.	19,728	489,452
Dime Community Bancshares, Inc.	4,864	144,218
Eagle Bancorp., Inc.	4,624	219,224
Eastern Bankshares, Inc.	23,460	433,072
Enterprise Bancorp., Inc.	1,297	41,750
Enterprise Financial Services Corp.	5,088	211,152
Equity Bancshares, Inc. "A"	2,278	66,426
Esquire Financial Holdings, Inc.	1,016	33,833
Farmers & Merchants Bancorp., Inc.	1,770	58,746
Farmers National Banc Corp.	4,637	69,555
FB Financial Corp.	5,294	207,631
Financial Institutions, Inc.	2,159	56,177
	Shares	Value ($)
First BanCorp.	28,595	369,161
First BanCorp. - North Carolina	5,112	178,409
First Bancorp., Inc.	1,499	45,165
First Bancshares, Inc.	2,808	80,309
First Bank	2,203	30,798
First Busey Corp.	7,448	170,187
First Business Financial Services, Inc.	1,169	36,461
First Commonwealth Financial Corp.	13,643	183,089
First Community Bancshares, Inc.	2,356	69,290
First Financial Bancorp.	13,637	264,558
First Financial Bankshares, Inc.	18,949	744,127
First Financial Corp.	1,614	71,823
First Foundation, Inc.	7,552	154,665
First Guaranty Bancshares, Inc.	887	21,563
First Internet Bancorp.	1,274	46,909
First Interstate BancSystem, Inc. "A"	13,657	520,468
First Merchants Corp.	8,347	297,320
First Mid Bancshares, Inc.	2,724	97,165
First of Long Island Corp.	3,227	56,569
First Western Financial, Inc.*	1,154	31,377
Five Star Bancorp.	1,753	46,314
Flushing Financial Corp.	4,297	91,354
Fulton Financial Corp.	23,653	341,786
FVCBankcorp, Inc.*	1,744	32,840
German American Bancorp., Inc.	4,045	138,258
Glacier Bancorp., Inc.	16,206	768,489
Great Southern Bancorp., Inc.	1,407	82,394
Guaranty Bancshares, Inc.	1,253	45,421
Hancock Whitney Corp.	12,569	557,184
Hanmi Financial Corp.	4,423	99,252
HarborOne Bancorp, Inc.	6,597	90,973
HBT Financial, Inc.	1,357	24,250
Heartland Financial U.S.A., Inc.	5,939	246,706
Heritage Commerce Corp.	8,358	89,347
Heritage Financial Corp.	5,046	126,957
Hilltop Holdings, Inc.	8,939	238,314
Home BancShares, Inc.	27,708	575,495
HomeStreet, Inc.	2,621	90,870
HomeTrust Bancshares, Inc.	2,112	52,800
Hope Bancorp., Inc.	16,902	233,924
Horizon Bancorp, Inc.	5,878	102,395
Independent Bank Corp.	9,684	596,570
Independent Bank Group, Inc.	5,358	363,862
International Bancshares Corp.	7,922	317,514
John Marshall Bancorp, Inc.	1,664	37,507
Lakeland Bancorp., Inc.	9,229	134,928
The accompanying notes are an integral part of the financial statements.

12 |	DWS Small Cap Index VIP

	Shares	Value ($)
Lakeland Financial Corp.	3,575	237,452
Live Oak Bancshares, Inc.	4,735	160,469
Macatawa Bank Corp.	3,748	33,132
Mercantile Bank Corp.	2,191	70,002
Meta Financial Group, Inc.	4,199	162,375
Metrocity Bankshares, Inc.	2,624	53,293
Metropolitan Bank Holding Corp.*	1,496	103,852
Mid Penn Bancorp, Inc.	2,005	54,075
Midland States Bancorp., Inc.	3,081	74,067
MidWestOne Financial Group, Inc.	2,066	61,402
MVB Financial Corp.	1,471	45,763
National Bank Holdings Corp. "A"	4,301	164,599
NBT Bancorp., Inc.	6,121	230,088
Nicolet Bankshares, Inc.*	1,813	131,152
Northeast Bank	983	35,909
Northwest Bancshares, Inc.	17,742	227,098
OceanFirst Financial Corp.	8,365	160,022
OFG Bancorp.	6,959	176,759
Old National Bancorp.	42,723	631,873
Old Second Bancorp., Inc.	6,195	82,889
Origin Bancorp, Inc.	3,225	125,130
Orrstown Financial Services, Inc.	1,526	36,883
Pacific Premier Bancorp., Inc.	13,648	399,068
Park National Corp.	2,074	251,472
Parke Bancorp., Inc.	1,474	30,895
PCB Bancorp.	1,703	31,812
Peapack-Gladstone Financial Corp.	2,612	77,576
Peoples Bancorp., Inc.	4,061	108,023
Peoples Financial Services Corp.	1,001	55,896
Preferred Bank	2,019	137,332
Premier Financial Corp.	5,102	129,336
Primis Financial Corp.	3,229	44,011
Professional Holding Corp. "A"*	1,892	37,935
QCR Holdings, Inc.	2,458	132,707
RBB Bancorp.	2,264	46,797
Red River Bancshares, Inc.	632	34,179
Renasant Corp.	8,033	231,431
Republic Bancorp., Inc. "A"	1,293	62,387
Republic First Bancorp., Inc.*	6,738	25,672
S&T Bancorp., Inc.	5,641	154,733
Sandy Spring Bancorp., Inc.	6,454	252,158
Seacoast Banking Corp. of Florida	8,830	291,743
ServisFirst Bancshares, Inc.	7,301	576,195
Shore Bancshares, Inc.	2,606	48,211
Sierra Bancorp.	2,103	45,698
Silvergate Capital Corp. "A"*	4,568	244,525
	Shares	Value ($)
Simmons First National Corp. "A"	18,129	385,423
SmartFinancial, Inc.	2,273	54,916
South Plains Financial, Inc.	1,510	36,451
South State Corp.	10,932	843,404
Southern First Bancshares, Inc.*	1,130	49,257
Southside Bancshares, Inc.	4,444	166,294
Stock Yards Bancorp., Inc.	4,180	250,048
Summit Financial Group, Inc.	1,548	43,003
Texas Capital Bancshares, Inc.*	7,409	390,010
The Bancorp, Inc.*	8,122	158,541
Third Coast Bancshares, Inc.*	1,857	40,668
Tompkins Financial Corp.	2,021	145,714
TowneBank	9,871	267,998
TriCo Bancshares	4,625	211,085
Triumph Bancorp., Inc.*	3,517	220,024
Trustmark Corp.	8,993	262,506
UMB Financial Corp.	6,424	553,106
United Bankshares, Inc.	19,321	677,587
United Community Banks, Inc.	15,515	468,398
Unity Bancorp., Inc.	1,028	27,221
Univest Financial Corp.	4,311	109,672
USCB Financial Holdings, Inc.*	1,558	17,979
Valley National Bancorp.	62,787	653,613
Veritex Holdings, Inc.	7,657	224,044
Washington Federal, Inc.	9,383	281,678
Washington Trust Bancorp., Inc.	2,483	120,103
WesBanco, Inc.	8,516	270,042
West BanCorp, Inc.	2,459	59,852
Westamerica BanCorp.	3,796	211,285
		31,837,532
Capital Markets 1.5%
Artisan Partners Asset Management, Inc. "A"	8,732	310,597
AssetMark Financial Holdings, Inc.*	3,146	59,050
Associated Capital Group, Inc. "A"	276	9,889
B. Riley Financial, Inc.	2,997	126,623
Bakkt Holdings, Inc.* (a)	8,220	17,262
BGC Partners, Inc. "A"	46,113	155,401
Blucora, Inc.*	6,804	125,602
Brightsphere Investment Group, Inc.	4,685	84,377
Cohen & Steers, Inc.	3,705	235,601
Cowen, Inc. "A"	3,755	88,956
Diamond Hill Investment Group, Inc.	453	78,659
Donnelley Financial Solutions, Inc.*	4,041	118,361
Federated Hermes, Inc.	12,806	407,103
The accompanying notes are an integral part of the financial statements.

DWS Small Cap Index VIP	| 13

	Shares	Value ($)
Focus Financial Partners, Inc. "A"*	8,445	287,637
GAMCO Investors, Inc. "A"	754	15,759
GCM Grosvenor, Inc. "A"	5,956	40,799
Hamilton Lane, Inc. "A"	5,128	344,499
Houlihan Lokey, Inc.	7,438	587,081
Manning & Napier, Inc.	2,318	28,905
Marketwise, Inc.*	2,455	8,838
Moelis & Co. "A"	9,407	370,165
Open Lending Corp. "A"*	15,595	159,537
Oppenheimer Holdings, Inc. "A"	1,283	42,390
Perella Weinberg Partners	6,777	39,510
Piper Sandler Companies	2,521	285,780
PJT Partners, Inc. "A"	3,495	245,629
Pzena Investment Management, Inc. "A"	2,623	17,286
Sculptor Capital Management, Inc.	3,811	31,822
Silvercrest Asset Management Group, Inc. "A"	1,455	23,876
StepStone Group, Inc. "A"	7,686	200,067
StoneX Group, Inc.*	2,501	195,253
Value Line, Inc.	100	6,605
Victory Capital Holdings, Inc. "A"	2,411	58,105
Virtus Investment Partners, Inc.	1,039	177,690
WisdomTree Investments, Inc.	20,300	102,921
		5,087,635
Consumer Finance 0.6%
Atlanticus Holdings Corp.*	617	21,700
Consumer Portfolio Services, Inc.*	2,091	21,433
Curo Group Holdings Corp.	3,151	17,425
Encore Capital Group, Inc.*	3,505	202,484
Enova International, Inc.*	4,640	133,725
EZCORP, Inc. "A"*	7,130	53,546
FirstCash Holdings, Inc.	5,627	391,133
Green Dot Corp. "A"*	7,078	177,729
LendingClub Corp.*	14,673	171,527
LendingTree, Inc.*	1,525	66,825
Moneylion, Inc.*	20,913	27,605
Navient Corp.	16,920	236,711
Nelnet, Inc. "A"	2,176	185,504
Nerdwallet, Inc. "A"*	3,729	29,571
Oportun Financial Corp.*	4,017	33,221
Oppfi, Inc.*	1,931	6,353
PRA Group, Inc.*	5,786	210,379
PROG Holdings, Inc.*	7,885	130,102
Regional Management Corp.	1,129	42,191
Sunlight Financial Holdings, Inc.*	3,510	10,354
World Acceptance Corp.*	592	66,446
		2,235,964
	Shares	Value ($)
Diversified Financial Services 0.3%
Alerus Financial Corp.	2,147	51,120
A-Mark Precious Metals, Inc.	2,692	86,817
Banco Latinoamericano de Comercio Exterior SA "E"	4,003	53,120
Cannae Holdings, Inc.*	10,979	212,334
Compass Diversified Holdings	8,839	189,331
Jackson Financial, Inc. "A"	11,009	294,491
Swk Holdings Corp.*	529	9,242
		896,455
Insurance 2.1%
Ambac Financial Group, Inc.*	6,511	73,900
American Equity Investment Life Holding Co.	11,361	415,472
AMERISAFE, Inc.	2,776	144,380
Argo Group International Holdings Ltd.	4,626	170,514
Bright Health Group, Inc.*	28,047	51,046
BRP Group, Inc. "A"*	8,526	205,903
CNO Financial Group, Inc.	16,756	303,116
Crawford & Co. "A"	2,763	21,551
Donegal Group, Inc. "A"	2,103	35,856
eHealth, Inc.*	3,751	34,997
Employers Holdings, Inc.	3,977	166,596
Enstar Group Ltd.*	1,688	361,198
Genworth Financial, Inc. "A"*	74,210	261,961
Goosehead Insurance, Inc. "A"	2,776	126,780
Greenlight Capital Re Ltd. "A"*	3,838	29,668
HCI Group, Inc.	1,056	71,555
Hippo Holdings, Inc.*	37,013	32,520
Horace Mann Educators Corp.	6,090	233,734
Investors Title Co.	183	28,711
James River Group Holdings Ltd.	5,300	131,334
Kinsale Capital Group, Inc.	3,158	725,203
Lemonade, Inc.* (a)	5,864	107,077
MBIA, Inc.* (a)	6,874	84,894
Mercury General Corp.	3,916	173,479
National Western Life Group, Inc. "A"	332	67,296
NI Holdings, Inc.*	1,084	17,810
Oscar Health, Inc. "A"*	17,189	73,053
Palomar Holdings, Inc.*	3,537	227,783
ProAssurance Corp.	7,830	185,023
RLI Corp.	5,703	664,913
Root, Inc. "A"*	20,290	24,145
Safety Insurance Group, Inc.	2,055	199,540
Selective Insurance Group, Inc.	8,713	757,508
Selectquote, Inc.*	19,606	48,623
SiriusPoint Ltd.*	13,573	73,566
The accompanying notes are an integral part of the financial statements.

14 |	DWS Small Cap Index VIP

	Shares	Value ($)
Stewart Information Services Corp.	3,871	192,582
Tiptree, Inc.	3,292	34,961
Trean Insurance Group, Inc.*	3,450	21,493
Trupanion, Inc.*	5,672	341,795
United Fire Group, Inc.	3,155	107,996
Universal Insurance Holdings, Inc.	3,843	50,074
		7,079,606
Mortgage Real Estate Investment Trusts (REITs) 1.4%
AFC Gamma, Inc.	2,327	35,673
Angel Oak Mortgage, Inc.	1,710	22,162
Apollo Commercial Real Estate Finance, Inc.	20,659	215,680
Arbor Realty Trust, Inc. (a)	22,663	297,112
Ares Commercial Real Estate Corp.	6,381	78,040
ARMOUR Residential REIT, Inc. (a)	15,019	105,734
Blackstone Mortgage Trust, Inc. "A"	24,863	687,959
BrightSpire Capital, Inc.	13,915	105,058
Broadmark Realty Capital, Inc.	18,678	125,329
Chicago Atlantic Real Estate Finance, Inc.	1,116	16,807
Chimera Investment Corp.	34,717	306,204
Claros Mortgage Trust, Inc. (a)	13,428	224,919
Dynex Capital, Inc.	5,201	82,800
Ellington Financial, Inc.	8,329	122,186
Franklin BSP Realty Trust, Inc. (a)	12,288	165,642
Granite Point Mortgage Trust, Inc.	7,565	72,397
Hannon Armstrong Sustainable Infrastructure Capital, Inc. (a)	12,416	470,070
Invesco Mortgage Capital Reit	4,823	70,802
KKR Real Estate Finance Trust, Inc.	7,577	132,219
Ladder Capital Corp.	16,369	172,529
MFA Financial, Inc.	14,974	160,970
New York Mortgage Trust, Inc.	55,459	153,067
Nexpoint Real Estate Finance, Inc.	1,135	23,006
Orchid Island Capital, Inc. (a)	25,889	73,784
PennyMac Mortgage Investment Trust	13,416	185,543
Ready Capital Corp.	10,852	129,356
Redwood Trust, Inc.	17,568	135,449
TPG RE Finance Trust, Inc.	10,066	90,695
Two Harbors Investment Corp.	50,492	251,450
		4,712,642
	Shares	Value ($)
Thrifts & Mortgage Finance 1.4%
Axos Financial, Inc.*	8,385	300,602
Blue Foundry Bancorp.*	3,672	44,027
Bridgewater Bancshares, Inc.*	3,010	48,581
Capitol Federal Financial, Inc.	19,195	176,210
Columbia Financial, Inc.*	5,053	110,206
Enact Holdings, Inc.	4,402	94,555
Essent Group Ltd.	15,359	597,465
Federal Agricultural Mortgage Corp. "C"	1,340	130,851
Finance of America Companies, Inc. "A"*	5,534	8,688
Flagstar Bancorp., Inc.	7,578	268,640
Greene County Bancorp., Inc.	497	22,509
Hingham Institution For Savings The	217	61,578
Home Bancorp., Inc.	1,080	36,860
Home Point Capital, Inc. (a)	1,180	4,626
Kearny Financial Corp.	9,038	100,412
Luther Burbank Corp.	2,316	30,224
Merchants Bancorp.	2,197	49,806
Mr Cooper Group, Inc.*	10,584	388,856
NMI Holdings, Inc. "A"*	12,391	206,310
Northfield Bancorp., Inc.	6,364	82,923
PCSB Financial Corp.	1,828	34,897
PennyMac Financial Services, Inc.	4,313	188,521
Pioneer Bancorp., Inc.*	1,482	14,524
Provident Bancorp, Inc.	2,053	32,232
Provident Financial Services, Inc.	10,997	244,793
Radian Group, Inc.	25,250	496,163
Southern Missouri Bancorp., Inc.	1,107	50,103
Sterling Bancorp., Inc.*	2,492	14,204
TrustCo Bank Corp. NY	2,663	82,127
Velocity Financial, Inc.*	1,318	14,485
Walker & Dunlop, Inc.	4,472	430,833
Waterstone Financial, Inc.	2,938	50,093
WSFS Financial Corp.	9,387	376,325
		4,793,229
Health Care 16.4%
Biotechnology 7.0%
2seventy bio, Inc.*	5,440	71,808
4D Molecular Therapeutics, Inc.*	4,326	30,195
Aadi Bioscience, Inc.* (a)	2,100	25,872
ACADIA Pharmaceuticals, Inc.*	17,385	244,955
Adagio Therapeutics, Inc.*	8,137	26,689
Adicet Bio, Inc.*	3,942	57,553
ADMA Biologics, Inc.*	27,038	53,535
Aerovate Therapeutics, Inc.*	1,330	20,788
Affimed NV*	20,654	57,212
The accompanying notes are an integral part of the financial statements.

DWS Small Cap Index VIP	| 15

	Shares	Value ($)
Agenus, Inc.* (a)	39,273	76,190
Agios Pharmaceuticals, Inc.*	8,021	177,826
Akero Therapeutics, Inc.*	3,939	37,224
Albireo Pharma, Inc.*	2,424	48,141
Alector, Inc.*	8,845	89,865
Alkermes PLC*	23,690	705,725
Allogene Therapeutics, Inc.*	11,603	132,274
Allovir, Inc.*	4,336	16,910
Alpine Immune Sciences, Inc.*	2,288	19,471
ALX Oncology Holdings, Inc.*	3,388	27,409
Amicus Therapeutics, Inc.*	40,179	431,522
AnaptysBio, Inc.*	2,936	59,601
Anavex Life Sciences Corp.*	9,762	97,718
Anika Therapeutics, Inc.*	2,197	49,037
Apellis Pharmaceuticals, Inc.*	13,249	599,120
Arbutus Biopharma Corp.*	15,697	42,539
Arcellx, Inc.*	1,560	28,205
Arcturus Therapeutics Holdings, Inc.*	3,239	50,982
Arcus Biosciences, Inc.*	7,482	189,594
Arcutis Biotherapeutics, Inc.*	5,101	108,702
Arrowhead Pharmaceuticals, Inc.*	14,988	527,727
Atara Biotherapeutics, Inc.*	13,431	104,627
Aura Biosciences, Inc.*	2,665	37,763
Aurinia Pharmaceuticals, Inc.* (a)	19,543	196,407
Avid Bioservices, Inc.*	8,782	134,013
Avidity Biosciences, Inc.*	7,110	103,308
Beam Therapeutics, Inc.*	9,256	358,300
BioCryst Pharmaceuticals, Inc.*	26,873	284,316
Biohaven Pharmaceutical Holding Co., Ltd.*	9,078	1,322,755
Bioxcel Therapeutics, Inc.*	2,978	39,310
Bluebird Bio, Inc.*	10,373	42,944
Blueprint Medicines Corp.*	8,672	438,023
Bridgebio Pharma, Inc.*	15,528	140,994
C4 Therapeutics, Inc.*	6,416	48,377
CareDx, Inc.*	7,507	161,250
Caribou Biosciences, Inc.*	8,164	44,331
Catalyst Pharmaceuticals, Inc.*	14,313	100,334
Celldex Therapeutics, Inc.*	6,610	178,206
Celularity, Inc.*	2,237	7,606
Century Therapeutics, Inc.*	3,009	25,276
Cerevel Therapeutics Holdings, Inc.*	7,918	209,352
ChemoCentryx, Inc.*	9,209	228,199
Chimerix, Inc.*	11,169	23,232
Chinook Therapeutics, Inc.*	6,362	111,271
Cogent Biosciences, Inc.*	6,485	58,495
Coherus Biosciences, Inc.*	10,671	77,258
	Shares	Value ($)
Crinetics Pharmaceuticals, Inc.*	7,666	142,971
CTI BioPharma Corp.*	13,497	80,577
Cullinan Oncology, Inc*	4,332	55,536
Cytokinetics, Inc.*	11,965	470,105
Day One Biopharmaceuticals, Inc.*	3,394	60,753
Deciphera Pharmaceuticals, Inc.*	6,557	86,225
Denali Therapeutics, Inc.*	14,347	422,232
Design Therapeutics, Inc.*	4,932	69,048
Dynavax Technologies Corp.*	17,244	217,102
Dyne Therapeutics, Inc.*	4,605	31,636
Eagle Pharmaceuticals, Inc.*	1,510	67,089
Editas Medicine, Inc.*	10,145	120,015
Eiger BioPharmaceuticals, Inc.*	5,951	37,491
Emergent BioSolutions, Inc.*	7,309	226,871
Enanta Pharmaceuticals, Inc.*	2,846	134,530
Enochian Biosciences, Inc.* (a)	2,857	5,514
EQRx, Inc.* (a)	19,901	93,336
Erasca, Inc.*	9,174	51,099
Fate Therapeutics, Inc.*	12,037	298,277
FibroGen, Inc.*	12,947	136,720
Foghorn Therapeutics, Inc.*	2,986	40,610
Forma Therapeutics Holdings, Inc.*	5,013	34,540
Generation Bio Co.*	6,531	42,843
Geron Corp.*	52,242	80,975
Global Blood Therapeutics, Inc.*	9,070	289,786
Gossamer Bio, Inc.*	9,395	78,636
GreenLight Biosciences Holdings PBC*	2,017	4,458
Halozyme Therapeutics, Inc.*	19,776	870,144
Heron Therapeutics, Inc.*	15,592	43,502
Hillevax, Inc.*	1,875	20,494
Humacyte, Inc.*	2,525	8,105
Icosavax, Inc.*	3,467	19,866
Ideaya Biosciences, Inc.*	5,065	69,897
IGM Biosciences, Inc.*	1,507	27,171
Imago Biosciences, Inc.*	3,829	51,270
ImmunityBio, Inc.* (a)	11,880	44,194
ImmunoGen, Inc.*	31,426	141,417
Immunovant, Inc.*	6,133	23,919
Inhibrx, Inc.*	4,285	48,635
Inovio Pharmaceuticals, Inc.*	32,716	56,599
Insmed, Inc.*	17,495	345,001
Instil Bio, Inc.*	10,107	46,694
Intellia Therapeutics, Inc.*	10,987	568,687
Intercept Pharmaceuticals, Inc.*	3,464	47,838
The accompanying notes are an integral part of the financial statements.

16 |	DWS Small Cap Index VIP

	Shares	Value ($)
Iovance Biotherapeutics, Inc.*	21,965	242,494
Ironwood Pharmaceuticals, Inc.*	19,911	229,574
iTeos Therapeutics, Inc.*	3,426	70,576
IVERIC bio, Inc.*	16,853	162,126
Janux Therapeutics, Inc.*	2,549	31,123
Jounce Therapeutics, Inc.*	6,699	20,298
KalVista Pharmaceuticals, Inc.*	3,636	35,778
Karuna Therapeutics, Inc.*	3,829	484,407
Karyopharm Therapeutics, Inc.*	11,271	50,832
Keros Therapeutics, Inc.*	2,471	68,274
Kezar Life Sciences, Inc.*	6,762	55,922
Kiniksa Pharmaceuticals Ltd. "A"*	4,669	45,243
Kinnate Biopharma, Inc.*	4,245	53,529
Kodiak Sciences, Inc.*	4,947	37,795
Kronos Bio, Inc.*	5,952	21,665
Krystal Biotech, Inc.*	3,052	200,394
Kura Oncology, Inc.*	9,241	169,388
Kymera Therapeutics, Inc.*	5,502	108,334
Lexicon Pharmaceuticals, Inc.*	10,380	19,307
Ligand Pharmaceuticals, Inc.*	2,186	195,035
Lyell Immunopharma, Inc.* (a)	25,190	164,239
MacroGenics, Inc.*	8,678	25,600
Madrigal Pharmaceuticals, Inc.*	1,854	132,709
MannKind Corp.*	35,902	136,787
MeiraGTx Holdings PLC*	4,590	34,746
Mersana Therapeutics, Inc.*	12,735	58,836
MiMedx Group, Inc.*	17,052	59,170
Mirum Pharmaceuticals, Inc.*	2,314	45,030
Monte Rosa Therapeutics, Inc.*	4,173	40,353
Morphic Holding, Inc.*	3,744	81,245
Myriad Genetics, Inc.*	11,455	208,137
Nkarta, Inc.*	4,712	58,052
Nurix Therapeutics, Inc.*	6,447	81,683
Nuvalent, Inc. "A"*	2,585	35,053
Ocugen, Inc.* (a)	31,125	70,654
Organogenesis Holdings, Inc.*	10,101	49,293
Outlook Therapeutics, Inc.*	18,986	19,366
Pardes Biosciences, Inc.*	4,100	12,587
Pepgen, Inc.*	1,207	11,986
PMV Pharmaceuticals, Inc.*	5,353	76,280
Point Biopharma Global, Inc.*	10,783	73,432
Praxis Precision Medicines, Inc.* (a)	5,162	12,647
Precigen, Inc.*	14,534	19,476
	Shares	Value ($)
Prometheus Biosciences, Inc.*	4,238	119,639
Protagonist Therapeutics, Inc.*	6,534	51,684
Prothena Corp. PLC*	5,076	137,813
PTC Therapeutics, Inc.*	10,227	409,694
Radius Health, Inc.*	6,773	70,236
Rallybio Corp.*	2,367	17,871
RAPT Therapeutics, Inc.*	3,782	69,021
Recursion Pharmaceuticals, Inc. "A"* (a)	19,688	160,260
REGENXBIO, Inc.*	5,800	143,260
Relay Therapeutics, Inc.*	11,140	186,595
Replimune Group, Inc.*	4,529	79,167
REVOLUTION Medicines, Inc.*	9,174	178,801
Rigel Pharmaceuticals, Inc.*	25,327	28,620
Rocket Pharmaceuticals, Inc.*	6,212	85,477
Sage Therapeutics, Inc.*	7,586	245,028
Sana Biotechnology, Inc.*	12,557	80,742
Sangamo Therapeutics, Inc.*	17,034	70,521
Seres Therapeutics, Inc.*	10,676	36,619
Sierra Oncology, Inc.*	2,159	118,723
Sorrento Therapeutics, Inc.* (a)	55,333	111,219
SpringWorks Therapeutics, Inc.*	5,055	124,454
Stoke Therapeutics, Inc.*	3,313	43,765
Sutro Biopharma, Inc.*	6,637	34,579
Syndax Pharmaceuticals, Inc.*	7,516	144,608
Talaris Therapeutics, Inc.*	3,330	15,018
Tango Therapeutics, Inc.*	6,759	30,618
Tenaya Therapeutics, Inc.*	4,087	23,010
TG Therapeutics, Inc.*	19,219	81,681
Travere Therapeutics, Inc.*	8,874	215,017
Turning Point Therapeutics, Inc.*	6,669	501,842
Twist Bioscience Corp.*	8,117	283,770
Tyra Biosciences, Inc.*	1,915	13,692
Vanda Pharmaceuticals, Inc.*	8,210	89,489
Vaxart, Inc.*	18,328	64,148
Vaxcyte, Inc.*	7,679	167,095
VBI Vaccines, Inc.*	28,377	22,943
Vera Therapeutics, Inc.*	1,977	26,907
Veracyte, Inc.*	10,428	207,517
Vericel Corp.*	6,827	171,904
Verve Therapeutics, Inc.*	5,339	81,580
Vir Biotechnology, Inc.*	10,564	269,065
Viridian Therapeutics, Inc.*	3,748	43,364
VistaGen Therapeutics, Inc.*	29,306	25,789
Xencor, Inc.*	8,405	230,045
The accompanying notes are an integral part of the financial statements.

DWS Small Cap Index VIP	| 17

	Shares	Value ($)
Y-mAbs Therapeutics, Inc.*	5,362	81,127
Zentalis Pharmaceuticals, Inc.*	5,602	157,416
		23,753,632
Health Care Equipment & Supplies 3.6%
Alphatec Holdings, Inc.*	10,554	69,023
AngioDynamics, Inc.*	5,391	104,316
Artivion, Inc.*	5,766	108,862
AtriCure, Inc.*	6,667	272,414
Atrion Corp.	200	125,772
Avanos Medical, Inc.*	6,843	187,088
Axogen, Inc.*	5,986	49,025
Axonics, Inc.*	6,852	388,303
BioLife Solutions, Inc.*	4,900	67,669
Bioventus, Inc. "A"*	4,584	31,263
Butterfly Network, Inc.*	18,638	57,219
Cardiovascular Systems, Inc.*	5,673	81,464
Cerus Corp.*	25,611	135,482
CONMED Corp.	4,108	393,382
CryoPort, Inc.*	6,487	200,967
Cue Health, Inc.* (a)	15,690	50,208
Cutera, Inc.*	2,416	90,600
Embecta Corp.*	8,355	211,549
Figs, Inc. "A"*	18,572	169,191
Glaukos Corp.*	6,658	302,406
Haemonetics Corp.*	7,400	482,332
Heska Corp.*	1,395	131,841
Inari Medical, Inc.*	7,029	477,902
Inogen, Inc.*	3,337	80,689
Integer Holdings Corp.*	4,792	338,603
iRadimed Corp.	1,016	34,483
iRhythm Technologies, Inc.*	4,346	469,498
Lantheus Holdings, Inc.*	9,981	659,045
LeMaitre Vascular, Inc.	2,860	130,273
LivaNova PLC*	7,819	488,453
Meridian Bioscience, Inc.*	6,193	188,391
Merit Medical Systems, Inc.*	8,140	441,758
Mesa Laboratories, Inc.	739	150,712
Nano-X Imaging Ltd.* (a)	6,111	69,054
Natus Medical, Inc.*	5,043	165,259
Neogen Corp.*	15,754	379,514
Nevro Corp.*	5,141	225,330
NuVasive, Inc.*	7,622	374,698
Omnicell, Inc.*	6,398	727,773
OraSure Technologies, Inc.*	10,660	28,889
Orthofix Medical, Inc.*	2,868	67,513
OrthoPediatrics Corp.*	2,118	91,392
Outset Medical, Inc.*	6,862	101,969
Owlet, Inc.*	2,500	4,250
Paragon 28, Inc.* (a)	6,715	106,567
PROCEPT BioRobotics Corp.* (a)	3,729	121,901
Pulmonx Corp.*	4,967	73,114
RxSight, Inc.*	2,993	42,141
	Shares	Value ($)
SeaSpine Holdings Corp.*	4,869	27,510
Senseonics Holdings, Inc.* (a)	68,506	70,561
Shockwave Medical, Inc.*	5,188	991,790
SI-BONE, Inc.*	4,922	64,970
Sight Sciences, Inc.*	3,137	28,202
Silk Road Medical, Inc.*	5,032	183,115
STAAR Surgical Co.*	6,983	495,304
Surmodics, Inc.*	1,954	72,747
Tactile Systems Technology, Inc.*	2,930	21,389
TransMedics Group, Inc.*	3,841	120,799
Treace Medical Concepts, Inc.*	4,965	71,198
UFP Technologies, Inc.*	979	77,899
Utah Medical Products, Inc.	481	41,318
Varex Imaging Corp.*	5,614	120,083
Vicarious Surgical, Inc.* (a)	7,911	23,258
ViewRay, Inc.*	21,404	56,721
Zimvie, Inc.*	3,021	48,366
Zynex, Inc.	3,406	27,180
		12,291,957
Health Care Providers & Services 2.8%
1Life Healthcare, Inc.*	26,255	205,839
23andme Holding Co. "A"* (a)	24,973	61,933
Accolade, Inc.*	8,476	62,722
AdaptHealth Corp.*	10,616	191,513
Addus HomeCare Corp.*	2,273	189,295
Agiliti, Inc.*	3,994	81,917
AirSculpt Technologies, Inc.*	1,863	11,048
Alignment Healthcare, Inc.*	12,157	138,711
AMN Healthcare Services, Inc.*	6,519	715,199
Apollo Medical Holdings, Inc.*	5,610	216,490
Ati Physical Therapy, Inc.*	10,804	15,234
Aveanna Healthcare Holdings, Inc.*	5,986	13,528
Brookdale Senior Living, Inc.*	27,203	123,502
Cano Health, Inc.*	23,572	103,245
Caremax, Inc.*	8,666	31,458
Castle Biosciences, Inc.*	3,459	75,925
Clover Health Investments Corp.* (a)	55,528	118,830
Community Health Systems, Inc.*	18,394	68,978
CorVel Corp.*	1,309	192,776
Covetrus, Inc.*	15,458	320,754
Cross Country Healthcare, Inc.*	5,426	113,024
Docgo, Inc.* (a)	11,733	83,774
Fulgent Genetics, Inc.*	3,160	172,315
Hanger, Inc.*	5,604	80,249
HealthEquity, Inc.*	12,099	742,758
Hims & Hers Health, Inc.*	17,639	79,905
The accompanying notes are an integral part of the financial statements.

18 |	DWS Small Cap Index VIP

	Shares	Value ($)
Innovage Holding Corp.*	2,834	12,413
Invitae Corp.*	33,428	81,564
LHC Group, Inc.*	4,347	677,002
LifeStance Health Group, Inc.*	10,474	58,235
MEDNAX, Inc.*	12,515	262,940
ModivCare, Inc.*	1,849	156,241
National HealthCare Corp.	1,800	125,820
National Research Corp.	2,056	78,704
Oncology Institute, Inc.*	2,730	13,814
OPKO Health, Inc.*	59,607	150,806
Option Care Health, Inc.*	20,942	581,978
Owens & Minor, Inc.	10,808	339,912
P3 Health Partners, Inc.*	3,673	13,664
Patterson Companies, Inc.	12,777	387,143
PetIQ, Inc.*	4,056	68,100
Privia Health Group, Inc.*	6,317	183,951
Progyny, Inc.*	10,903	316,732
R1 Rcm, Inc.*	19,691	412,723
RadNet, Inc.*	7,111	122,878
Select Medical Holdings Corp.	15,728	371,495
Sema4 Holdings Corp.*	22,866	28,811
Surgery Partners, Inc.*	5,778	167,100
The Ensign Group, Inc.	7,884	579,237
The Joint Corp.*	2,095	32,074
The Pennant Group, Inc.*	3,857	49,408
U.S. Physical Therapy, Inc.	1,856	202,675
		9,686,342
Health Care Technology 0.8%
Allscripts Healthcare Solutions, Inc.*	16,602	246,208
American Well Corp. "A"*	33,388	144,236
Babylon Holdings Ltd.*	15,692	15,344
Computer Programs & Systems, Inc.*	2,115	67,616
Convey Health Solutions Holdings, Inc.*	2,195	22,828
Evolent Health, Inc. "A"*	11,976	367,783
Health Catalyst, Inc.*	7,736	112,095
HealthStream, Inc.*	3,479	75,529
Inspire Medical Systems, Inc.*	3,963	723,921
Multiplan Corp.*	55,058	302,268
NextGen Healthcare, Inc.*	8,011	139,712
Nutex Health, Inc.*	5,627	18,147
OptimizeRx Corp.*	2,658	72,803
Phreesia, Inc.*	7,088	177,271
Schrodinger, Inc.*	7,862	207,635
Sharecare, Inc.*	8,900	14,062
Simulations Plus, Inc.	2,293	113,114
		2,820,572
Life Sciences Tools & Services 0.7%
Abcellera Biologics, Inc.* (a)	30,166	321,268
Absci Corp.*	8,080	26,826
	Shares	Value ($)
Adaptive Biotechnologies Corp.*	16,205	131,098
Akoya Biosciences, Inc.*	2,127	27,332
Alpha Teknova, Inc.*	1,002	8,417
Berkeley Lights, Inc.*	8,304	41,271
Bionano Genomics, Inc.* (a)	43,832	60,488
Codexis, Inc.*	8,805	92,100
Cytek Biosciences, Inc.* (a)	16,631	178,451
Inotiv, Inc.*	2,343	22,493
MaxCyte, Inc.*	12,459	58,931
Medpace Holdings, Inc.*	4,014	600,775
NanoString Technologies, Inc.*	6,752	85,750
Nautilus Biotechnology, Inc.*	6,888	18,529
NeoGenomics, Inc.*	18,048	147,091
Pacific Biosciences of California, Inc.* (a)	32,864	145,259
Quanterix Corp.*	4,929	79,801
Quantum-si, Inc.*	13,273	30,793
Science 37 Holdings, Inc.*	9,047	18,184
Seer, Inc.*	7,496	67,089
Singular Genomics Systems Inc.*	8,166	31,194
Somalogic, Inc.* (a)	21,753	98,324
		2,291,464
Pharmaceuticals 1.5%
Aclaris Therapeutics, Inc.* (a)	8,714	121,647
Aerie Pharmaceuticals, Inc.*	6,490	48,675
Amneal Pharmaceuticals, Inc.*	15,449	49,128
Amphastar Pharmaceuticals, Inc.*	5,627	195,763
Amylyx Pharmaceuticals, Inc.* (a)	1,668	32,126
An2 Therapeutics, Inc.*	661	5,123
ANI Pharmaceuticals, Inc.*	1,873	55,572
Arvinas, Inc.*	7,129	300,060
Atea Pharmaceuticals, Inc.*	11,102	78,824
Athira Pharma, Inc.*	4,925	15,021
Axsome Therapeutics, Inc.*	4,252	162,852
Cara Therapeutics, Inc.*	6,518	59,509
Cassava Sciences, Inc.* (a)	5,548	156,010
Cincor Pharma, Inc.* (a)	1,960	36,926
Collegium Pharmaceutical, Inc.*	4,902	86,863
Corcept Therapeutics, Inc.*	12,427	295,514
DICE Therapeutics, Inc.*	4,130	64,098
Edgewise Therapeutics, Inc.*	4,311	34,316
Endo International PLC*	32,831	15,289
Esperion Therapeutics, Inc.*	9,165	58,289
Evolus, Inc.*	4,943	57,339
EyePoint Pharmaceuticals, Inc.*	3,598	28,316
Fulcrum Therapeutics, Inc.*	4,972	24,363
The accompanying notes are an integral part of the financial statements.

DWS Small Cap Index VIP	| 19

	Shares	Value ($)
Harmony Biosciences Holdings, Inc.*	3,822	186,399
Innoviva, Inc.*	9,220	136,087
Intra-Cellular Therapies, Inc.*	13,351	762,075
Liquidia Corp.*	6,952	30,311
Nektar Therapeutics*	26,395	100,301
NGM Biopharmaceuticals, Inc.*	5,707	73,164
Nuvation Bio, Inc.*	16,918	54,814
Ocular Therapeutix, Inc.*	11,617	46,700
Pacira BioSciences, Inc.*	6,498	378,833
Phathom Pharmaceuticals, Inc.*	3,105	26,206
Phibro Animal Health Corp. "A"	2,865	54,808
Prestige Consumer Healthcare, Inc.*	7,331	431,063
Provention Bio, Inc.*	8,664	34,656
Reata Pharmaceuticals, Inc. "A"*	4,089	124,265
Relmada Therapeutics, Inc.*	3,985	75,675
Revance Therapeutics, Inc.*	10,345	142,968
SIGA Technologies, Inc.	6,871	79,566
Supernus Pharmaceuticals, Inc.*	7,171	207,385
Tarsus Pharmaceuticals, Inc.*	2,632	38,427
Theravance Biopharma, Inc.*	9,299	84,249
Theseus Pharmaceuticals, Inc.*	2,670	14,765
Tricida, Inc.*	4,848	46,929
Ventyx Biosciences, Inc.* (a)	3,260	39,870
Xeris Biopharma Holdings, Inc.*	19,200	29,568
		5,180,707
Industrials 14.6%
Aerospace & Defense 0.9%
AAR Corp.*	4,893	204,723
Aerojet Rocketdyne Holdings, Inc.*	11,564	469,498
AeroVironment, Inc.*	3,385	278,247
AerSale Corp.*	2,400	34,824
Archer Aviation, Inc. "A"*	18,116	55,797
Astra Space, Inc.*	20,850	27,105
Astronics Corp.*	3,895	39,612
Cadre Holdings, Inc.	2,403	47,267
Ducommun, Inc.*	1,627	70,026
Kaman Corp.	4,015	125,469
Kratos Defense & Security Solutions, Inc.*	18,177	252,297
Maxar Technologies, Inc. (a)	10,541	275,015
Momentus, Inc.*	7,896	17,055
Moog, Inc. "A"	4,167	330,818
National Presto Industries, Inc.	713	46,801
Park Aerospace Corp.	2,688	34,299
	Shares	Value ($)
Parsons Corp.*	4,906	198,301
Redwire Corp.*	2,772	8,427
Rocket Lab USA, Inc.*	31,044	117,657
Terran Orbital Corp.* (a)	3,474	15,911
Triumph Group, Inc.*	9,454	125,644
Vectrus, Inc.*	1,625	54,372
Virgin Galactic Holdings Inc.* (a)	33,239	200,099
		3,029,264
Air Freight & Logistics 0.4%
Air Transport Services Group, Inc.*	8,646	248,400
Atlas Air Worldwide Holdings, Inc.*	4,085	252,085
Forward Air Corp.	3,924	360,851
Hub Group, Inc. "A"*	4,895	347,251
Radiant Logistics, Inc.*	5,654	41,953
		1,250,540
Airlines 0.4%
Allegiant Travel Co.*	2,278	257,619
Blade Air Mobility, Inc.*	8,154	36,367
Frontier Group Holdings, Inc.* (a)	5,328	49,923
Hawaiian Holdings, Inc.*	7,333	104,935
Joby Aviation, Inc.*	36,583	179,623
SkyWest, Inc.*	7,213	153,276
Spirit Airlines, Inc.* (a)	15,889	378,794
Sun Country Airlines Holdings, Inc.*	4,752	87,152
Wheels Up Experience, Inc.*	23,151	45,144
		1,292,833
Building Products 1.3%
AAON, Inc.	6,391	349,971
American Woodmark Corp.*	2,409	108,429
Apogee Enterprises, Inc.	3,238	126,994
Caesarstone Ltd.	3,272	29,873
Cornerstone Building Brands, Inc.*	9,219	225,773
CSW Industrials, Inc.	2,172	223,781
Gibraltar Industries, Inc.*	4,789	185,574
Griffon Corp.	6,713	188,165
Insteel Industries, Inc.	2,671	89,932
Janus International Group, Inc.*	11,887	107,340
JELD-WEN Holding, Inc.*	12,539	182,944
Masonite International Corp.*	3,284	252,310
PGT Innovations, Inc.*	8,700	144,768
Quanex Building Products Corp.	4,928	112,112
Resideo Technologies, Inc.*	21,059	408,966
Simpson Manufacturing Co., Inc.	6,319	635,755
UFP Industries, Inc.	8,890	605,765
The accompanying notes are an integral part of the financial statements.

20 |	DWS Small Cap Index VIP

	Shares	Value ($)
View, Inc.* (a)	16,198	26,241
Zurn Water Solutions Corp.	18,042	491,464
		4,496,157
Commercial Services & Supplies 1.5%
ABM Industries, Inc.	9,779	424,604
ACCO Brands Corp.	13,478	88,011
Acv Auctions, Inc. "A"*	16,412	107,335
Aris Water Solution, Inc. "A"	3,311	55,228
Brady Corp. "A"	6,861	324,114
BrightView Holdings, Inc.*	6,454	77,448
Casella Waste Systems, Inc. "A"*	7,262	527,802
Cimpress PLC*	2,616	101,762
CompX International, Inc.	256	5,937
CoreCivic, Inc.*	17,474	194,136
Deluxe Corp.	6,217	134,722
Ennis, Inc.	3,732	75,498
Harsco Corp.*	11,661	82,910
Healthcare Services Group, Inc.	10,742	187,018
Heritage-Crystal Clean, Inc.*	2,190	59,042
HNI Corp.	6,168	213,968
Interface, Inc.	8,677	108,810
KAR Auction Services, Inc.*	17,740	262,020
Kimball International, Inc. "B"	5,579	42,791
Li-cycle Holdings Corp.*	19,277	132,626
Matthews International Corp. "A"	4,465	128,012
MillerKnoll, Inc.	11,119	292,096
Montrose Environmental Group, Inc.*	4,004	135,175
NL Industries, Inc.	960	9,475
Pitney Bowes, Inc.	25,201	91,228
Quad Graphics, Inc.*	5,069	13,940
SP Plus Corp.*	3,324	102,113
Steelcase, Inc. "A"	12,443	133,513
The Brink's Co.	6,764	410,642
The GEO Group, Inc.*	16,984	112,094
UniFirst Corp.	2,186	376,386
Viad Corp.*	3,035	83,796
VSE Corp.	1,559	58,587
		5,152,839
Construction & Engineering 1.3%
Ameresco, Inc. "A"*	4,593	209,257
API Group Corp.*	30,141	451,211
Arcosa, Inc.	7,032	326,496
Argan, Inc.	2,042	76,207
Comfort Systems U.S.A., Inc.	5,167	429,636
Concrete Pumping Holdings, Inc.*	3,639	22,052
Construction Partners, Inc. "A"*	5,898	123,504
Dycom Industries, Inc.*	4,209	391,605
EMCOR Group, Inc.	7,390	760,874
Fluor Corp.*	20,746	504,958
	Shares	Value ($)
Granite Construction, Inc.	6,632	193,256
Great Lakes Dredge & Dock Corp.*	9,481	124,296
IES Holdings, Inc.*	1,268	38,256
Infrastructure and Energy Alternatives, Inc.*	4,619	37,091
MYR Group, Inc.*	2,452	216,095
Northwest Pipe Co.*	1,413	42,305
NV5 Global, Inc.*	1,975	230,562
Primoris Services Corp.	7,726	168,118
Sterling Infrastructure, Inc.*	4,357	95,505
Tutor Perini Corp.*	6,356	55,806
		4,497,090
Electrical Equipment 1.1%
Allied Motion Technologies, Inc.	1,879	42,916
Array Technologies, Inc.*	21,970	241,890
Atkore, Inc.*	6,269	520,390
AZZ, Inc.	3,524	143,850
Babcock & Wilcox Enterprises, Inc.*	8,521	51,382
Blink Charging Co.* (a)	5,392	89,130
Bloom Energy Corp. "A"*	23,726	391,479
Encore Wire Corp.	2,777	288,586
Energy Vault Holdings, Inc.*	3,669	36,763
EnerSys	6,012	354,467
Enovix Corp.* (a)	15,848	141,206
Ess Tech, Inc.*	11,717	32,925
Fluence Energy, Inc.*	5,226	49,542
FTC Solar, Inc.*	6,032	21,836
FuelCell Energy, Inc.* (a)	53,284	199,815
GrafTech International, Ltd.	28,582	202,075
Heliogen, Inc.*	2,767	5,838
Nuscale Power Corp.*	2,502	24,995
Powell Industries, Inc.	1,308	30,568
Preformed Line Products Co.	404	24,846
Shoals Technologies Group, Inc. "A"*	16,297	268,575
Stem, Inc.*	20,986	150,260
Thermon Group Holdings, Inc.*	4,918	69,098
TPI Composites, Inc.*	5,491	68,637
Vicor Corp.*	3,228	176,668
		3,627,737
Industrial Conglomerates 0.0%
Brookfield Business Corp. "A"	3,780	86,978
Machinery 3.7%
Alamo Group, Inc.	1,449	168,707
Albany International Corp. "A"	4,609	363,143
Altra Industrial Motion Corp.	9,466	333,676
Astec Industries, Inc.	3,316	135,226
Barnes Group, Inc.	7,125	221,872
Berkshire Grey, Inc.*	7,026	10,188
Blue Bird Corp.*	2,583	23,789
The accompanying notes are an integral part of the financial statements.

DWS Small Cap Index VIP	| 21

	Shares	Value ($)
Chart Industries, Inc.*	5,354	896,152
CIRCOR International, Inc.*	2,832	46,416
Columbus McKinnon Corp.	4,069	115,438
Desktop Metal, Inc. "A"* (a)	38,474	84,643
Douglas Dynamics, Inc.	3,204	92,083
Energy Recovery, Inc.*	8,139	158,059
Enerpac Tool Group Corp.	8,782	167,034
EnPro Industries, Inc.	3,033	248,494
ESCO Technologies, Inc.	3,782	258,575
Evoqua Water Technologies Corp.*	17,204	559,302
Fathom Digital Manufacturing Co.*	1,449	5,622
Federal Signal Corp.	8,705	309,898
Franklin Electric Co., Inc.	6,718	492,161
Gorman-Rupp Co.	3,377	95,569
Greenbrier Companies, Inc.	4,585	165,014
Helios Technologies, Inc.	4,705	311,706
Hillenbrand, Inc.	10,578	433,275
Hillman Solutions Corp.*	19,612	169,448
Hydrofarm Holdings Group, Inc.*	6,832	23,775
Hyliion Holdings Corp.*	19,382	62,410
Hyster-Yale Materials Handling, Inc.	1,567	50,489
Hyzon Motors, Inc.*	12,762	37,520
John Bean Technologies Corp.	4,609	508,926
Kadant, Inc.	1,700	309,995
Kennametal, Inc.	12,029	279,434
Lightning eMotors, Inc.*	5,652	15,656
Lindsay Corp.	1,583	210,254
Luxfer Holdings PLC	4,237	64,063
Markforged Holding Corp.*	15,973	29,550
Meritor, Inc.*	10,288	373,763
Microvast Holdings, Inc.*	24,805	55,067
Miller Industries, Inc.	1,713	38,834
Mueller Industries, Inc.	8,159	434,793
Mueller Water Products, Inc. "A"	22,694	266,201
Nikola Corp.* (a)	42,490	202,252
Omega Flex, Inc.	497	53,487
Proterra, Inc.*	32,152	149,185
Proto Labs, Inc.*	4,003	191,504
RBC Bearings, Inc.*	4,163	769,947
REV Group, Inc.	5,179	56,296
Sarcos Technology and Robotics Corp.*	11,007	29,279
Shyft Group, Inc.	5,061	94,084
SPX Corp.*	6,453	340,977
Standex International Corp.	1,768	149,891
Tennant Co.	2,695	159,679
Terex Corp.	9,888	270,635
The Manitowoc Co., Inc.*	4,839	50,955
Titan International, Inc.*	7,450	112,495
Trinity Industries, Inc.	12,163	294,588
Velo3D, Inc.*	8,161	11,262
	Shares	Value ($)
Wabash National Corp.	7,166	97,314
Watts Water Technologies, Inc. "A"	3,989	490,009
Welbilt, Inc.*	19,163	456,271
Xos, Inc.*	7,846	14,437
		12,620,767
Marine 0.3%
Costamare, Inc.	7,787	94,223
Eagle Bulk Shipping, Inc.	1,957	101,529
Eneti, Inc.	3,323	20,403
Genco Shipping & Trading Ltd.	5,348	103,323
Golden Ocean Group Ltd.	17,900	208,356
Matson, Inc.	5,846	426,056
Safe Bulkers, Inc.	10,836	41,394
		995,284
Professional Services 1.8%
Alight, Inc. "A"*	49,482	334,004
ASGN, Inc.*	7,315	660,179
Atlas Technical Consultants, Inc.*	2,970	15,622
Barrett Business Services, Inc.	1,053	76,732
CBIZ, Inc.*	7,195	287,512
CRA International, Inc.	1,012	90,392
Exponent, Inc.	7,520	687,854
First Advantage Corp.*	8,373	106,086
Forrester Research, Inc.*	1,608	76,927
Franklin Covey Co.*	1,792	82,755
Heidrick & Struggles International, Inc.	2,811	90,964
HireRight Holdings Corp.*	2,998	42,602
Huron Consulting Group, Inc.*	3,070	199,519
ICF International, Inc.	2,698	256,310
Insperity, Inc.	5,292	528,300
Kelly Services, Inc. "A"	5,110	101,331
Kforce, Inc.	2,958	181,444
Korn Ferry	7,819	453,658
Legalzoom.com, Inc.*	14,263	156,750
ManTech International Corp. "A"	4,359	416,067
Planet Labs PBC* (a)	22,646	98,057
Red Violet, Inc.*	1,384	26,351
Resources Connection, Inc.	4,683	95,393
Skillsoft Corp.*	11,774	41,444
Spire Global, Inc.*	18,108	21,005
Sterling Check Corp.*	3,454	56,335
TriNet Group, Inc.*	5,466	424,271
TrueBlue, Inc.*	4,779	85,544
Upwork, Inc.*	17,536	362,645
Willdan Group, Inc.*	1,623	44,762
		6,100,815
Road & Rail 0.5%
ArcBest Corp.	3,567	251,010
The accompanying notes are an integral part of the financial statements.

22 |	DWS Small Cap Index VIP

	Shares	Value ($)
Bird Global, Inc. "A"* (a)	24,667	10,755
Covenant Logistics Group, Inc.	1,508	37,836
Daseke, Inc.*	5,765	36,838
Heartland Express, Inc.	6,819	94,852
Marten Transport Ltd.	8,615	144,904
P.A.M. Transportation Services, Inc.*	1,054	28,869
Saia, Inc.*	3,873	728,124
Tusimple Holdings, Inc. "A"*	20,381	147,355
Universal Logistics Holdings, Inc.	980	26,764
Werner Enterprises, Inc.	9,500	366,130
		1,873,437
Trading Companies & Distributors 1.4%
Alta Equipment Group, Inc.*	2,939	26,363
Applied Industrial Technologies, Inc.	5,580	536,629
Beacon Roofing Supply, Inc.*	7,916	406,566
BlueLinx Holdings, Inc.*	1,378	92,064
Boise Cascade Co.	5,735	341,175
Custom Truck One Source, Inc.*	8,615	48,244
Distribution Solutions Group, Inc.*	673	34,585
DXP Enterprises, Inc.*	2,217	67,907
GATX Corp.	5,173	487,090
Global Industrial Co.	1,936	65,379
GMS, Inc.*	6,313	280,929
H&E Equipment Services, Inc.	4,702	136,217
Herc Holdings, Inc.	3,769	339,775
Hudson Technologies, Inc.*	6,293	47,260
Karat Packaging, Inc.*	711	12,130
McGrath RentCorp.	3,552	269,952
MRC Global, Inc.*	11,933	118,853
NOW, Inc.*	16,066	157,125
Rush Enterprises, Inc. "A"	6,142	296,044
Rush Enterprises, Inc. "B"	956	47,427
Textainer Group Holdings Ltd.	6,745	184,880
Titan Machinery, Inc.*	2,927	65,594
Transcat, Inc.*	1,066	60,559
Triton International Ltd.	9,269	488,013
Veritiv Corp.*	2,130	231,212
		4,841,972
Information Technology 13.4%
Communications Equipment 0.8%
ADTRAN, Inc.	7,203	126,269
Aviat Networks, Inc.*	1,649	41,291
Calix, Inc.*	8,216	280,494
Cambium Networks Corp.*	1,570	23,000
Casa Systems, Inc.*	5,571	21,894
Clearfield, Inc.*	1,727	106,988
	Shares	Value ($)
CommScope Holding Co., Inc.*	29,842	182,633
Comtech Telecommunications Corp.	3,836	34,792
Digi International, Inc.*	5,032	121,875
DZS, Inc.*	2,494	40,577
Extreme Networks, Inc.*	18,603	165,939
Harmonic, Inc.*	13,255	114,921
Infinera Corp.* (a)	28,034	150,262
Inseego Corp.*	12,848	24,283
NETGEAR, Inc.*	4,241	78,543
NetScout Systems, Inc.*	10,289	348,283
Ondas Holdings, Inc.*	4,958	26,724
Plantronics, Inc.*	6,216	246,651
Ribbon Communications, Inc.*	10,566	32,121
Viavi Solutions, Inc.*	33,040	437,119
		2,604,659
Electronic Equipment, Instruments & Components 2.1%
908 Devices, Inc.*	3,230	66,506
Advanced Energy Industries, Inc.	5,473	399,420
Aeva Technologies, Inc.* (a)	14,046	43,964
Aeye, Inc.*	3,804	7,266
Akoustis Technologies, Inc.* (a)	8,136	30,103
Arlo Technologies, Inc.*	12,589	78,933
Badger Meter, Inc.	4,266	345,077
Belden, Inc.	6,394	340,608
Benchmark Electronics, Inc.	5,131	115,755
CTS Corp.	4,624	157,447
ePlus, Inc.*	3,876	205,893
Evolv Technologies Holdings, Inc.*	12,220	32,505
Fabrinet*	5,383	436,561
FARO Technologies, Inc.*	2,639	81,360
Focus Universal, Inc.* (a)	2,586	29,532
Identiv, Inc.*	3,177	36,790
Insight Enterprises, Inc.*	4,584	395,508
Itron, Inc.*	6,571	324,805
Kimball Electronics, Inc.*	3,594	72,239
Knowles Corp.*	13,099	227,006
Lightwave Logic, Inc.* (a)	16,271	106,412
Methode Electronics, Inc.	5,286	195,793
MicroVision, Inc.* (a)	24,616	94,525
Mirion Technologies, Inc.* (a)	19,938	114,843
Napco Security Technologies, Inc.*	4,316	88,866
nLight, Inc.*	6,535	66,788
Novanta, Inc.*	5,177	627,815
OSI Systems, Inc.*	2,363	201,895
Ouster, Inc.* (a)	20,547	33,286
PAR Technology Corp.*	3,813	142,949
PC Connection, Inc.	1,613	71,053
Plexus Corp.*	4,005	314,393
The accompanying notes are an integral part of the financial statements.

DWS Small Cap Index VIP	| 23

	Shares	Value ($)
Rogers Corp.*	2,735	716,816
Sanmina Corp.*	8,760	356,795
ScanSource, Inc.*	3,666	114,159
SmartRent, Inc.* (a)	17,332	78,341
TTM Technologies, Inc.*	14,777	184,713
Velodyne Lidar, Inc.*	27,961	26,708
Vishay Intertechnology, Inc.	19,285	343,659
Vishay Precision Group, Inc.*	1,738	50,628
		7,357,715
IT Services 2.2%
AvidXchange Holdings, Inc.*	21,359	131,144
BigCommerce Holdings, Inc.*	9,337	151,259
Bread Financial Holdings, Inc.	7,287	270,056
Brightcove, Inc.*	6,293	39,772
Cantaloupe, Inc.*	8,950	50,120
Cass Information Systems, Inc.	1,943	65,673
Cerberus Cyber Sentinel Corp.*	6,661	23,980
Conduent, Inc.*	24,202	104,553
Core Scientific, Inc.* (a)	31,837	47,437
CSG Systems International, Inc.	4,678	279,183
Cyxtera Technologies, Inc.*	6,206	70,376
DigitalOcean Holdings, Inc.*	11,123	460,047
Edgio, Inc.*	20,668	47,743
EVERTEC, Inc.	8,770	323,438
Evo Payments, Inc. "A"*	6,913	162,594
ExlService Holdings, Inc.*	4,729	696,724
Fastly, Inc. "A"*	16,248	188,639
Flywire Corp.*	7,952	140,194
Grid Dynamics Holdings, Inc.*	7,086	119,187
I3 Verticals, Inc. "A"*	3,295	82,441
IBEX Holdings Ltd.*	973	16,415
Information Services Group, Inc.	5,187	35,064
International Money Express, Inc.*	4,656	95,308
Marqeta, Inc. "A"*	63,263	513,063
Maximus, Inc.	8,960	560,090
MoneyGram International, Inc.*	13,866	138,660
Paya Holdings, Inc.*	12,650	83,111
Payoneer Global, Inc.*	31,519	123,554
Paysafe Ltd.*	49,179	95,899
Perficient, Inc.*	4,982	456,800
PFSweb, Inc.*	2,414	28,389
Priority Technology Holdings, Inc.*	2,596	8,567
Rackspace Technology, Inc.* (a)	8,261	59,231
Remitly Global, Inc.*	12,251	93,843
Repay Holdings Corp.*	12,725	163,516
	Shares	Value ($)
Sabre Corp.*	47,517	277,024
Solarwinds Corp.	7,019	71,945
Squarespace, Inc. "A"*	4,557	95,332
Stoneco Ltd. "A"*	40,375	310,887
The Hackett Group, Inc.	3,809	72,257
TTEC Holdings, Inc.	2,782	188,870
Tucows, Inc. "A"* (a)	1,493	66,453
Unisys Corp.*	9,733	117,088
Verra Mobility Corp.*	21,295	334,544
		7,460,470
Semiconductors & Semiconductor Equipment 2.8%
Acm Research, Inc. "A"*	6,984	117,541
Alpha & Omega Semiconductor Ltd.*	3,165	105,521
Ambarella, Inc.*	5,323	348,444
Amkor Technology, Inc.	14,789	250,674
Atomera, Inc.*	2,972	27,877
Axcelis Technologies, Inc.*	4,735	259,667
AXT, Inc.*	6,078	35,617
CEVA, Inc.*	3,280	110,077
CMC Materials, Inc.	4,160	725,878
Cohu, Inc.*	6,966	193,307
Credo Technology Group Holding Ltd.*	3,539	41,336
CyberOptics Corp.*	1,047	36,582
Diodes, Inc.*	6,471	417,833
FormFactor, Inc.*	11,381	440,786
Ichor Holdings Ltd.*	4,094	106,362
Impinj, Inc.*	3,062	179,648
Indie Semiconductor, Inc. "A"*	14,530	82,821
Kulicke & Soffa Industries, Inc.	8,475	362,815
MACOM Technology Solutions Holdings, Inc.*	7,392	340,771
MaxLinear, Inc.*	10,396	353,256
NeoPhotonics Corp.*	7,624	119,926
Onto Innovation, Inc.*	7,201	502,198
PDF Solutions, Inc.*	4,302	92,536
Photronics, Inc.*	8,661	168,716
Power Integrations, Inc.	8,433	632,559
Rambus, Inc.*	16,071	345,366
Rigetti Computing, Inc.*	4,660	17,102
Rockley Photonics Holdings Ltd.*	14,815	32,297
Semtech Corp.*	9,229	507,318
Silicon Laboratories, Inc.*	5,293	742,184
SiTime Corp.*	2,335	380,675
SkyWater Technology, Inc.*	1,919	11,552
SMART Global Holdings, Inc.*	7,195	117,782
SunPower Corp.*	11,821	186,890
Synaptics, Inc.*	5,782	682,565
Transphorm, Inc.*	3,124	11,902
The accompanying notes are an integral part of the financial statements.

24 |	DWS Small Cap Index VIP

	Shares	Value ($)
Ultra Clean Holdings, Inc.*	6,659	198,238
Veeco Instruments, Inc.*	7,240	140,456
		9,427,075
Software 5.2%
8x8, Inc.*	15,712	80,917
A10 Networks, Inc.	9,634	138,537
ACI Worldwide, Inc.*	16,688	432,052
Agilysys, Inc.*	2,856	135,003
Alarm.com Holdings, Inc.*	7,046	435,866
Alkami Technology, Inc.*	5,221	72,520
Altair Engineering, Inc. "A"*	7,576	397,740
American Software, Inc. "A"	4,694	75,855
Amplitude, Inc. "A"* (a)	8,147	116,421
Appfolio, Inc. "A"*	2,765	250,620
Appian Corp.*	5,831	276,156
Arteris, Inc.*	2,460	17,146
Asana, Inc. "A"*	10,626	186,805
Avaya Holdings Corp.*	12,302	27,556
Avepoint, Inc.*	18,764	81,436
Benefitfocus, Inc.*	3,761	29,261
Blackbaud, Inc.*	6,771	393,192
Blackline, Inc.*	8,068	537,329
Blend Labs, Inc. "A"*	26,933	63,562
Box, Inc. "A"*	18,822	473,185
BTRS Holdings, Inc. "A"*	14,729	73,350
C3.ai, Inc. "A"*	10,020	182,965
Cerence, Inc.*	5,770	145,577
ChannelAdvisor Corp.*	4,451	64,896
Cipher Mining, Inc.*	5,601	7,673
Cleanspark, Inc.* (a)	6,063	23,767
Clear Secure, Inc. "A"* (a)	9,068	181,360
CommVault Systems, Inc.*	6,496	408,598
Consensus Cloud Solutions, Inc.*	2,330	101,774
Couchbase, Inc.*	3,857	63,332
CS Disco, Inc.*	3,240	58,450
Cvent Holding Corp.* (a)	12,242	56,558
Digimarc Corp.*	1,872	26,470
Digital Turbine, Inc.*	13,529	236,352
Domo, Inc. "B"*	4,423	122,959
Duck Creek Technologies, Inc.*	11,253	167,107
E2open Parent Holdings, Inc.*	29,281	227,806
Ebix, Inc. (a)	3,736	63,138
eGain Corp.*	2,965	28,909
Enfusion, Inc. "A"*	3,838	39,186
EngageSmart, Inc.*	5,084	81,751
Envestnet, Inc.*	8,058	425,221
Everbridge, Inc.*	5,766	160,814
EverCommerce, Inc.*	3,515	31,776
ForgeRock, Inc. "A"*	4,062	87,008
Greenidge Generation Holdings, Inc.*	1,861	4,727
GTY Technology Holdings, Inc.*	5,934	37,147
	Shares	Value ($)
Instructure Holdings, Inc.*	2,511	57,000
Intapp, Inc.*	2,038	29,836
InterDigital, Inc.	4,493	273,174
Ironnet, Inc.*	9,422	20,823
Kaleyra, Inc.*	4,216	8,601
Knowbe4, Inc. "A"*	10,615	165,806
Latch, Inc.*	10,169	11,593
LivePerson, Inc.*	10,230	144,652
LiveRamp Holdings, Inc.*	9,820	253,454
Livevox Holdings, Inc.*	3,226	5,355
Marathon Digital Holdings, Inc.* (a)	14,923	79,689
Matterport, Inc.*	31,886	116,703
MeridianLink, Inc.*	3,229	53,924
MicroStrategy, Inc. "A"* (a)	1,364	224,105
Mitek Systems, Inc.*	5,880	54,331
Model N, Inc.*	5,273	134,883
Momentive Global, Inc.*	19,346	170,245
N-able, Inc.*	9,936	89,424
Nextnav, Inc.*	7,065	16,038
Olo, Inc. "A"* (a)	13,097	129,267
ON24, Inc.*	6,055	57,462
OneSpan, Inc.*	5,835	69,436
PagerDuty, Inc.*	12,412	307,569
Ping Identity Holding Corp.*	11,261	204,275
Progress Software Corp.	6,387	289,331
PROS Holdings, Inc.*	5,881	154,259
Q2 Holdings, Inc.*	8,121	313,227
Qualys, Inc.*	5,694	718,241
Rapid7, Inc.*	8,465	565,462
Rimini Street, Inc.*	6,723	40,405
Riot Blockchain, Inc.* (a)	17,039	71,393
Sailpoint Technologies Holdings, Inc.*	13,556	849,690
Sapiens International Corp. NV	4,470	108,129
SecureWorks Corp. "A"*	1,587	17,235
ShotSpotter, Inc.*	1,228	33,045
Sprout Social, Inc. "A"*	6,718	390,114
SPS Commerce, Inc.*	5,289	597,921
Sumo Logic, Inc.*	12,684	95,003
Telos Corp.*	7,840	63,347
Tenable Holdings, Inc.*	16,025	727,695
Terawulf, Inc.*	3,043	3,652
Upland Software, Inc.*	4,242	61,594
UserTesting, Inc.*	6,885	34,563
Varonis Systems, Inc.*	15,889	465,865
Verint Systems, Inc.*	9,277	392,881
Veritone, Inc.*	4,312	28,157
Viant Technology, Inc. "A"*	1,751	8,895
Vonage Holdings Corp.*	37,501	706,519
Weave Communications, Inc.*	767	2,332
WM Technology, Inc.*	10,447	34,371
Workiva, Inc.*	6,949	458,565
Xperi Holding Corp.	15,177	219,004
The accompanying notes are an integral part of the financial statements.

DWS Small Cap Index VIP	| 25

	Shares	Value ($)
Yext, Inc.*	17,486	83,583
Zeta Global Holdings Corp. "A"*	4,528	20,467
Zuora, Inc. "A"*	16,464	147,353
		17,709,773
Technology Hardware, Storage & Peripherals 0.3%
3D Systems Corp.*	18,478	179,236
Avid Technology, Inc.*	5,245	136,108
Composecure, Inc.*	1,119	5,819
Corsair Gaming, Inc.*	5,580	73,265
Diebold Nixdorf, Inc.*	10,572	23,998
Eastman Kodak Co.*	8,309	38,554
Ionq, Inc.* (a)	17,305	75,796
Super Micro Computer, Inc.*	6,577	265,382
Turtle Beach Corp.*	2,183	26,698
Xerox Holding Corp.	16,662	247,431
		1,072,287
Materials 4.0%
Chemicals 2.1%
AdvanSix, Inc.	3,966	132,623
American Vanguard Corp.	4,252	95,032
Amyris, Inc.* (a)	29,594	54,749
Aspen Aerogels, Inc.*	3,986	39,382
Avient Corp.	13,270	531,862
Balchem Corp.	4,649	603,161
Cabot Corp.	8,110	517,337
Chase Corp.	1,076	83,724
Danimer Scientific, Inc.* (a)	12,799	58,363
Diversey Holdings Ltd.*	11,369	75,035
Ecovyst, Inc.	9,329	91,891
FutureFuel Corp.	3,994	29,076
GCP Applied Technologies, Inc.*	7,262	227,155
H.B. Fuller Co.	7,745	466,326
Hawkins, Inc.	2,832	102,037
Ingevity Corp.*	5,670	358,004
Innospec, Inc.	3,607	345,515
Intrepid Potash, Inc.*	1,626	73,642
Koppers Holdings, Inc.	2,955	66,901
Kronos Worldwide, Inc.	3,132	57,629
Livent Corp.*	23,626	536,074
LSB Industries, Inc.*	4,628	64,144
Minerals Technologies, Inc.	4,782	293,328
Origin Materials, Inc.*	15,504	79,380
Orion Engineered Carbons SA	8,752	135,919
Perimeter Solutions SA*	17,753	192,442
PureCycle Technologies, Inc.* (a)	15,485	114,899
Quaker Chemical Corp.	1,960	293,059
Rayonier Advanced Materials, Inc.*	9,680	25,362
Schweitzer-Mauduit International, Inc.	4,600	115,552
	Shares	Value ($)
Sensient Technologies Corp.	6,124	493,349
Stepan Co.	3,122	316,415
Tredegar Corp.	4,170	41,700
Trinseo PLC	5,269	202,646
Tronox Holdings PLC "A"	17,099	287,263
Valhi, Inc.	300	13,602
		7,214,578
Construction Materials 0.1%
Summit Materials, Inc. "A"*	17,284	402,544
United States Lime & Minerals, Inc.	300	31,680
		434,224
Containers & Packaging 0.3%
Cryptyde, Inc.*	2,672	5,423
Greif, Inc. "A"	3,787	236,233
Greif, Inc. "B"	768	47,839
Myers Industries, Inc.	5,301	120,492
O-I Glass, Inc*	22,844	319,816
Pactiv Evergreen, Inc.	6,064	60,397
Ranpak Holdings Corp.*	6,325	44,275
TriMas Corp.	6,152	170,349
		1,004,824
Metals & Mining 1.4%
5e Advanced Materials, Inc.* (a)	4,703	57,282
Allegheny Technologies, Inc.*	18,085	410,710
Alpha Metallurgical Resources, Inc.	2,606	336,513
Arconic Corp.*	15,417	432,447
Carpenter Technology Corp.	6,993	195,175
Century Aluminum Co.*	7,661	56,462
Coeur Mining, Inc.*	40,515	123,166
Commercial Metals Co.	17,594	582,361
Compass Minerals International, Inc.	4,958	175,464
Constellium SE*	18,050	238,440
Dakota Gold Corp.*	7,375	24,706
Ferroglobe Representation & Warranty Insurance Trust (b)	12,466	0
Haynes International, Inc.	1,818	59,576
Hecla Mining Co.	77,890	305,329
Hycroft Mining Holding Corp.*	21,852	24,256
Kaiser Aluminum Corp.	2,285	180,721
Materion Corp.	2,959	218,167
Novagold Resources, Inc.*	35,284	169,716
Olympic Steel, Inc.	1,438	37,028
Piedmont Lithium, Inc.* (a)	2,531	92,154
PolyMet Mining Corp.*	4,457	12,257
Ramaco Resources, Inc.	3,261	42,882
Ryerson Holding Corp.	2,428	51,692
Schnitzer Steel Industries, Inc. "A"	3,775	123,971
The accompanying notes are an integral part of the financial statements.

26 |	DWS Small Cap Index VIP

	Shares	Value ($)
SunCoke Energy, Inc.	12,238	83,341
TimkenSteel Corp.*	6,836	127,901
Warrior Met Coal, Inc.	7,442	227,800
Worthington Industries, Inc.	4,632	204,271
		4,593,788
Paper & Forest Products 0.1%
Clearwater Paper Corp.*	2,403	80,813
Glatfelter Corp.	6,283	43,227
Neenah, Inc.	2,508	85,623
Resolute Forest Products, Inc.*	6,702	85,517
Sylvamo Corp.	5,175	169,119
		464,299
Real Estate 7.2%
Equity Real Estate Investment Trusts (REITs) 6.4%
Acadia Realty Trust	13,569	211,948
Agree Realty Corp.	10,833	781,384
Alexander & Baldwin, Inc.	10,622	190,665
Alexander's, Inc.	322	71,536
American Assets Trust, Inc.	7,164	212,771
Apartment Investment and Management Co. "A"*	21,813	139,603
Apple Hospitality REIT, Inc.	31,347	459,861
Armada Hoffler Properties, Inc.	9,848	126,448
Ashford Hospitality Trust, Inc.*	4,985	29,810
Bluerock Residential Growth REIT, Inc.	4,181	109,919
Braemar Hotels & Resorts, Inc.	9,986	42,840
Brandywine Realty Trust	24,493	236,113
Broadstone Net Lease, Inc.	24,671	506,002
BRT Apartments Corp.	1,764	37,908
CareTrust REIT, Inc.	14,066	259,377
CatchMark Timber Trust, Inc. "A"	7,073	71,154
Cbl & Associates Properties, Inc.*	3,873	90,977
Cedar Realty Trust, Inc.	1,565	45,056
Centerspace	2,240	182,672
Chatham Lodging Trust*	7,225	75,501
City Office REIT, Inc.	6,317	81,805
Clipper Realty, Inc.	1,682	12,985
Community Healthcare Trust, Inc.	3,411	123,512
Corporate Office Properties Trust	16,421	430,066
CTO Realty Growth, Inc.	809	49,446
DiamondRock Hospitality Co.*	30,545	250,774
Diversified Healthcare Trust	35,482	64,577
Easterly Government Properties, Inc.	13,289	253,023
Empire State Realty Trust, Inc. "A"	20,077	141,141
	Shares	Value ($)
Equity Commonwealth*	15,733	433,130
Essential Properties Realty Trust, Inc.	19,012	408,568
Farmland Partners, Inc.	6,684	92,239
Four Corners Property Trust, Inc.	11,727	311,821
Franklin Street Properties Corp.	14,422	60,140
Getty Realty Corp.	6,164	163,346
Gladstone Commercial Corp.	5,693	107,256
Gladstone Land Corp.	4,671	103,509
Global Medical REIT, Inc.	8,923	100,205
Global Net Lease, Inc.	15,240	215,798
Healthcare Realty Trust, Inc.	22,094	600,957
Hersha Hospitality Trust*	4,795	47,039
Independence Realty Trust, Inc.	32,321	670,014
Indus Realty Trust, Inc.	761	45,173
Industrial Logistics Properties Trust	9,332	131,395
Innovative Industrial Properties, Inc.	4,045	444,424
Inventrust Properties Corp. (a)	9,878	254,754
iStar, Inc.	9,826	134,715
Kite Realty Group Trust	31,739	548,767
LTC Properties, Inc.	5,649	216,865
LXP Industrial Trust	41,083	441,231
National Health Investors, Inc.	6,422	389,237
Necessity Retail REIT, Inc.	19,520	142,106
NETSTREIT Corp.	7,017	132,411
NexPoint Residential Trust, Inc.	3,336	208,533
Office Properties Income Trust	6,956	138,772
One Liberty Properties, Inc.	2,425	63,002
Orion Office REIT, Inc.	8,302	90,990
Outfront Media, Inc.	21,325	361,459
Paramount Group, Inc.	27,125	196,114
Pebblebrook Hotel Trust	18,834	312,079
Phillips Edison & Co., Inc. (a)	16,666	556,811
Physicians Realty Trust	32,820	572,709
Piedmont Office Realty Trust, Inc. "A"	17,880	234,586
Plymouth Industrial REIT, Inc.	5,485	96,207
Postal Realty Trust, Inc. "A"	2,548	37,965
PotlatchDeltic Corp.	9,973	440,707
PS Business Parks, Inc.	2,956	553,215
Retail Opportunity Investments Corp.	17,565	277,176
RLJ Lodging Trust	23,942	264,080
RPT Realty	12,132	119,258
Ryman Hospitality Properties, Inc.*	7,841	596,151
Sabra Health Care REIT, Inc.	33,804	472,242
Safehold, Inc.	3,202	113,255
The accompanying notes are an integral part of the financial statements.

DWS Small Cap Index VIP	| 27

	Shares	Value ($)
Saul Centers, Inc.	1,716	80,841
Service Properties Trust	24,440	127,821
SITE Centers Corp.	28,364	382,063
STAG Industrial, Inc.	26,296	812,021
Summit Hotel Properties, Inc.*	15,011	109,130
Sunstone Hotel Investors, Inc.*	31,334	310,833
Tanger Factory Outlet Centers, Inc.	14,773	210,072
Terreno Realty Corp.	10,800	601,884
The Macerich Co.	31,254	272,222
UMH Properties, Inc.	7,214	127,399
Uniti Group, Inc.	34,581	325,753
Universal Health Realty Income Trust	1,912	101,738
Urban Edge Properties	16,668	253,520
Urstadt Biddle Properties, Inc. "A"	4,280	69,336
Veris Residential, Inc.*	12,513	165,672
Washington Real Estate Investment Trust	12,676	270,126
Whitestone REIT	6,984	75,078
Xenia Hotels & Resorts, Inc.*	16,510	239,890
		21,724,684
Real Estate Management & Development 0.8%
American Realty Investors, Inc.*	292	4,144
Anywhere Real Estate, Inc.*	16,692	164,082
Compass, Inc. "A"*	37,960	137,036
Cushman & Wakefield PLC*	23,163	353,004
DigitalBridge Group, Inc.*	86,114	420,236
Doma Holdings, Inc.*	19,896	20,493
Douglas Elliman, Inc.	11,066	53,006
eXp World Holdings, Inc.	9,991	117,594
Forestar Group, Inc.*	2,712	37,127
FRP Holdings, Inc.*	975	58,841
Kennedy-Wilson Holdings, Inc.	17,199	325,749
Marcus & Millichap, Inc.	3,630	134,274
Newmark Group, Inc. "A"	21,536	208,253
Offerpad Solutions, Inc.*	9,912	21,608
RE/MAX Holdings, Inc. "A"	2,836	69,539
Redfin Corp.* (a)	15,261	125,751
Seritage Growth Properties "A"*	6,362	33,146
Stratus Properties, Inc.*	861	27,746
Tejon Ranch Co.*	2,939	45,613
The RMR Group, Inc. "A"	2,204	62,483
The St. Joe Co.	5,071	200,609
Transcontinental Realty Investors, Inc.*	183	7,282
		2,627,616
	Shares	Value ($)
Utilities 3.5%
Electric Utilities 0.8%
ALLETE, Inc.	8,353	490,989
MGE Energy, Inc.	5,314	413,589
Otter Tail Corp.	6,007	403,250
PNM Resources, Inc.	12,459	595,291
Portland General Electric Co.	13,049	630,658
Via Renewables, Inc.	2,030	15,550
		2,549,327
Gas Utilities 1.3%
Brookfield Infrastructure Corp. "A" (a)	14,278	606,815
Chesapeake Utilities Corp.	2,533	328,150
New Jersey Resources Corp.	14,041	625,246
Northwest Natural Holding Co.	4,979	264,385
ONE Gas, Inc.	7,848	637,179
South Jersey Industries, Inc.	17,904	611,243
Southwest Gas Holdings, Inc.	9,628	838,406
Spire, Inc.	7,439	553,238
		4,464,662
Independent Power & Renewable Electricity Producers 0.4%
Altus Power, Inc.*	6,102	38,504
Clearway Energy, Inc. "A"	5,073	162,184
Clearway Energy, Inc. "C"	11,961	416,721
Montauk Renewables, Inc.*	9,387	94,339
Ormat Technologies, Inc.	6,613	518,129
Sunnova Energy International, Inc.*	14,466	266,608
		1,496,485
Multi-Utilities 0.5%
Avista Corp.	10,585	460,553
Black Hills Corp.	9,511	692,116
NorthWestern Corp.	7,927	467,138
Unitil Corp.	2,299	134,997
		1,754,804
Water Utilities 0.5%
American States Water Co.	5,384	438,850
Artesian Resources Corp. "A"	1,180	58,021
California Water Service Group	7,873	437,345
Global Water Resources, Inc.	1,707	22,549
Middlesex Water Co.	2,531	221,918
Pure Cycle Corp.*	2,660	28,036
SJW Group	3,942	246,020
York Water Co.	2,071	83,731
		1,536,470
Total Common Stocks (Cost $329,888,572)		331,642,436
The accompanying notes are an integral part of the financial statements.

28 |	DWS Small Cap Index VIP

	Shares	Value ($)
Rights 0.0%
Health Care
Aduro Biotech Holding Europe BV (b)	2,328	0
GTX, Inc. (a) (b)	123	252
Tobira Therapeutics, Inc. (b)	1,687	101
Zogenix, Inc. (a) (b)	8,352	5,680
Total Rights (Cost $6,035)		6,033

	Principal Amount ($)	Value ($)
Government & Agency Obligations 0.5%
U.S. Treasury Obligations
U.S. Treasury Bills, 1.82% (c), 11/25/2022 (d) (Cost $1,508,704)	1,520,000	1,507,401

	Shares	Value ($)
Securities Lending Collateral 3.6%
DWS Government & Agency Securities Portfolio "DWS Government Cash Institutional Shares", 1.28% (e) (f) (Cost $12,403,330)	12,403,330	12,403,330
	Shares	Value ($)
Cash Equivalents 2.1%
DWS Central Cash Management Government Fund, 1.36% (e) (Cost $7,197,272)	7,197,272	7,197,272

	% of Net Assets	Value ($)
Total Investment Portfolio (Cost $351,003,913)	103.5	352,756,472
Other Assets and Liabilities, Net	(3.5)	(12,021,295)
Net Assets	100.0	340,735,177
A summary of the Fund’s transactions with affiliated investments during the period ended June 30, 2022 are as follows:
Value ($) at 12/31/2021	Purchases Cost ($)	Sales Proceeds ($)	Net Realized Gain/ (Loss) ($)	Net Change in Unrealized Appreciation (Depreciation) ($)	Income ($)	Capital Gain Distributions ($)	Number of Shares at 6/30/2022	Value ($) at 6/30/2022
Securities Lending Collateral 3.6%
DWS Government & Agency Securities Portfolio "DWS Government Cash Institutional Shares", 1.28% (e) (f)
40,582,540	—	28,179,210 (g)	—	—	135,112	—	12,403,330	12,403,330
Cash Equivalents 2.1%
DWS Central Cash Management Government Fund, 1.36% (e)
11,652,393	33,714,163	38,169,284	—	—	13,179	—	7,197,272	7,197,272
52,234,933	33,714,163	66,348,494	—	—	148,291	—	19,600,602	19,600,602

*	Non-income producing security.
(a)
All or a portion of these securities were on loan. In addition, "Other Assets and Liabilities, Net" may include pending sales that are also on loan. The value of securities loaned at June 30, 2022 amounted to $11,782,245, which is 3.5% of net assets.

(b)	Investment was valued using significant unobservable inputs.
(c)	Annualized yield at time of purchase; not a coupon rate.
(d)	At June 30, 2022, this security has been pledged, in whole or in part, to cover initial margin requirements for open futures contracts.
(e)	Affiliated fund managed by DWS Investment Management Americas, Inc. The rate shown is the annualized seven-day yield at period end.
(f)
Represents cash collateral held in connection with securities lending. Income earned by the Fund is net of borrower rebates. In addition, the Fund held non-cash U.S. Treasury securities collateral having a value of $1,107,124.

(g)	Represents the net increase (purchase cost) or decrease (sales proceeds) in the amount invested in cash collateral for the period ended June 30, 2022.
The accompanying notes are an integral part of the financial statements.

DWS Small Cap Index VIP	| 29

At June 30, 2022, open futures contracts purchased were as follows:
Futures	Currency	Expiration Date	Contracts	Notional Amount ($)	Notional Value ($)	Unrealized Depreciation ($)
Russell E-Mini 2000 Index	USD	9/16/2022	107	9,450,401	9,137,800	(312,601)
Currency Abbreviation(s)

USD	United States Dollar
For information on the Fund’s policy and additional disclosures regarding futures contracts, please refer to the Derivatives section of Note B in the accompanying Notes to Financial Statements.
Fair Value Measurements
Various inputs are used in determining the value of the Fund's investments. These inputs are summarized in three broad levels. Level 1 includes quoted prices in active markets for identical securities. Level 2 includes other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds and credit risk). Level 3 includes significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments). The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities.
The following is a summary of the inputs used as of June 30, 2022 in valuing the Fund's investments. For information on the Fund's policy regarding the valuation of investments, please refer to the Security Valuation section of Note A in the accompanying Notes to Financial Statements.
Assets	Level 1	Level 2	Level 3	Total
Common Stocks (a)	$ 331,642,436	$ —	$ 0	$ 331,642,436
Rights	—	—	6,033	6,033
Government & Agency Obligations	—	1,507,401	—	1,507,401
Short-Term Investments (a)	19,600,602	—	—	19,600,602
Total	$351,243,038	$1,507,401	$6,033	$352,756,472
Liabilities	Level 1	Level 2	Level 3	Total
Derivatives (b)
Futures Contracts	$ (312,601)	$ —	$ —	$ (312,601)
Total	$(312,601)	$—	$—	$(312,601)

(a)	See Investment Portfolio for additional detailed categorizations.
(b)	Derivatives include unrealized appreciation (depreciation) on open futures contracts.
The accompanying notes are an integral part of the financial statements.

30 |	DWS Small Cap Index VIP

Statement of Assets and Liabilities
as of June 30, 2022 (Unaudited)

Assets
Investments in non-affiliated securities, at value (cost $331,403,311) — including $11,782,245 of securities loaned	$ 333,155,870
Investment in DWS Government & Agency Securities Portfolio (cost $12,403,330)*	12,403,330
Investment in DWS Central Cash Management Government Fund (cost $7,197,272)	7,197,272
Receivable for investments sold	2,031,576
Receivable for Fund shares sold	71,382
Dividends receivable	344,426
Interest receivable	35,302
Other assets	3,797
Total assets	355,242,955
Liabilities
Cash overdraft	1,753,496
Payable upon return of securities loaned	12,403,330
Payable for investments purchased	64,729
Payable for Fund shares redeemed	22,604
Payable for variation margin on futures contracts	69,196
Accrued management fee	71,914
Accrued Trustees' fees	1,528
Other accrued expenses and payables	120,981
Total liabilities	14,507,778
Net assets, at value	$340,735,177
Net Assets Consist of
Distributable earnings (loss)	(546,954)
Paid-in capital	341,282,131
Net assets, at value	$340,735,177
Net Asset Value
Class A
Net Asset Value, offering and redemption price per share ($307,427,332 ÷ 26,332,821 outstanding shares of beneficial interest, no par value, unlimited number of shares authorized)	$ 11.67
Class B
Net Asset Value, offering and redemption price per share ($33,307,845 ÷ 2,849,312 outstanding shares of beneficial interest, no par value, unlimited number of shares authorized)	$ 11.69

*	Represents collateral on securities loaned. In addition, the Fund held non-cash collateral having a value of $1,107,124.
Statement of Operations
for the six months ended June 30, 2022 (Unaudited)

Investment Income
Income:
Dividends (net of foreign taxes withheld of $2,540)	$ 2,358,686
Interest	2,146
Income distributions — DWS Central Cash Management Government Fund	13,179
Securities lending income, net of borrower rebates	135,112
Total income	2,509,123
Expenses:
Management fee	547,161
Administration fee	189,552
Services to shareholders	1,673
Record keeping fee (Class B)	9,327
Distribution service fee (Class B)	47,098
Custodian fee	9,791
Professional fees	33,369
Reports to shareholders	21,802
Trustees' fees and expenses	10,278
Other	10,489
Total expenses before expense reductions	880,540
Expense reductions	(64,977)
Total expenses after expense reductions	815,563
Net investment income	1,693,560
Realized and Unrealized Gain (Loss)
Net realized gain (loss) from:
Investments	5,443,956
Futures	(2,021,063)
3,422,893
Change in net unrealized appreciation (depreciation) on:
Investments	(111,087,798)
Futures	(466,516)
(111,554,314)
Net gain (loss)	(108,131,421)
Net increase (decrease) in net assets resulting from operations	$(106,437,861)
The accompanying notes are an integral part of the financial statements.

DWS Small Cap Index VIP	| 31

Statements of Changes in Net Assets

	Six Months Ended June 30, 2022	Year Ended December 31,
Increase (Decrease) in Net Assets	(Unaudited)	2021
Operations:
Net investment income	$ 1,693,560	$ 3,091,785
Net realized gain (loss)	3,422,893	65,251,636
Change in net unrealized appreciation (depreciation)	(111,554,314)	(9,537,761)
Net increase (decrease) in net assets resulting from operations	(106,437,861)	58,805,660
Distributions to shareholders:
Class A	(61,220,052)	(27,860,902)
Class B	(6,528,743)	(2,609,130)
Total distributions	(67,748,795)	(30,470,032)
Fund share transactions:
Class A
Proceeds from shares sold	22,406,395	98,120,413
Reinvestment of distributions	61,220,052	27,860,902
Payments for shares redeemed	(44,753,154)	(112,716,499)
Net increase (decrease) in net assets from Class A share transactions	38,873,293	13,264,816
Class B
Proceeds from shares sold	1,815,133	9,013,498
Reinvestment of distributions	6,528,743	2,609,130
Payments for shares redeemed	(1,532,426)	(8,406,842)
Net increase (decrease) in net assets from Class B share transactions	6,811,450	3,215,786
Increase (decrease) in net assets	(128,501,913)	44,816,230
Net assets at beginning of period	469,237,090	424,420,860
Net assets at end of period	$340,735,177	$469,237,090

Other Information
Class A
Shares outstanding at beginning of period	22,857,220	22,246,452
Shares sold	1,454,960	5,142,943
Shares issued to shareholders in reinvestment of distributions	4,749,422	1,466,363
Shares redeemed	(2,728,781)	(5,998,538)
Net increase (decrease) in Class A shares	3,475,601	610,768
Shares outstanding at end of period	26,332,821	22,857,220
Class B
Shares outstanding at beginning of period	2,324,391	2,154,282
Shares sold	117,221	474,075
Shares issued to shareholders in reinvestment of distributions	505,712	137,106
Shares redeemed	(98,012)	(441,072)
Net increase (decrease) in Class B shares	524,921	170,109
Shares outstanding at end of period	2,849,312	2,324,391
The accompanying notes are an integral part of the financial statements.

32 |	DWS Small Cap Index VIP

Financial Highlights
DWS Small Cap Index VIP — Class A
	Six Months Ended 6/30/22	Years Ended December 31,
	(Unaudited)	2021	2020	2019	2018	2017
Selected Per Share Data
Net asset value, beginning of period	$18.63	$17.39	$16.97	$14.97	$18.29	$16.78
Income (loss) from investment operations:
Net investment income[a]	.07	.13	.14	.17	.19	.17
Net realized and unrealized gain (loss)	(4.20)	2.41	2.03	3.49	(2.06)	2.16
Total from investment operations	(4.13)	2.54	2.17	3.66	(1.87)	2.33
Less distributions from:
Net investment income	(.14)	(.16)	(.17)	(.18)	(.18)	(.17)
Net realized gains	(2.69)	(1.14)	(1.58)	(1.48)	(1.27)	(.65)
Total distributions	(2.83)	(1.30)	(1.75)	(1.66)	(1.45)	(.82)
Net asset value, end of period	$11.67	$18.63	$17.39	$16.97	$14.97	$18.29
Total Return (%)[b]	(23.58)*	14.50	19.43	25.22	(11.23)	14.33
Ratios to Average Net Assets and Supplemental Data
Net assets, end of period ($ millions)	307	426	387	353	308	360
Ratio of expenses before expense reductions (%)[c]	.42**	.47	.50	.53	.51	.51
Ratio of expenses after expense reductions (%)[c]	.39**	.39	.39	.39	.41	.44
Ratio of net investment income (%)	.89**	.69	.99	1.04	1.03	1.00
Portfolio turnover rate (%)	10*	26	23	22	17	15

[a]	Based on average shares outstanding during the period.
[b]	Total return would have been lower had certain expenses not been reduced.
[c]
Expense ratio does not reflect charges and fees associated with the separate account that invests in the Fund or any variable life insurance policy or variable annuity contract for which the Fund is an investment option.

*	Not annualized
**	Annualized

The accompanying notes are an integral part of the financial statements.

DWS Small Cap Index VIP	| 33

DWS Small Cap Index VIP — Class B
	Six Months Ended 6/30/22	Years Ended December 31,
	(Unaudited)	2021	2020	2019	2018	2017
Selected Per Share Data
Net asset value, beginning of period	$18.63	$17.39	$16.97	$14.97	$18.28	$16.77
Income (loss) from investment operations:
Net investment income[a]	.05	.08	.10	.12	.14	.13
Net realized and unrealized gain (loss)	(4.20)	2.41	2.04	3.49	(2.05)	2.15
Total from investment operations	(4.15)	2.49	2.14	3.61	(1.91)	2.28
Less distributions from:
Net investment income	(.10)	(.11)	(.14)	(.13)	(.13)	(.12)
Net realized gains	(2.69)	(1.14)	(1.58)	(1.48)	(1.27)	(.65)
Total distributions	(2.79)	(1.25)	(1.72)	(1.61)	(1.40)	(.77)
Net asset value, end of period	$11.69	$18.63	$17.39	$16.97	$14.97	$18.28
Total Return (%)[b]	(23.69)*	14.18	19.09	24.87	(11.42)	14.03
Ratios to Average Net Assets and Supplemental Data
Net assets, end of period ($ millions)	33	43	37	33	28	35
Ratio of expenses before expense reductions (%)[c]	.72**	.76	.79	.81	.80	.78
Ratio of expenses after expense reductions (%)[c]	.67**	.67	.66	.65	.67	.70
Ratio of net investment income (%)	.62**	.42	.71	.76	.77	.76
Portfolio turnover rate (%)	10*	26	23	22	17	15

[a]	Based on average shares outstanding during the period.
[b]	Total return would have been lower had certain expenses not been reduced.
[c]
Expense ratio does not reflect charges and fees associated with the separate account that invests in the Fund or any variable life insurance policy or variable annuity contract for which the Fund is an investment option.

*	Not annualized
**	Annualized
The accompanying notes are an integral part of the financial statements.

34 |	DWS Small Cap Index VIP

Notes to Financial Statements (Unaudited)
A.
Organization and Significant Accounting Policies
Deutsche DWS Investments VIT Funds (the “Trust”) is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company. The Trust is organized as a Massachusetts business trust. DWS Small Cap Index VIP (the “Fund”) is a diversified series of the Trust offered to investors. The Fund is an underlying investment vehicle for variable annuity contracts and variable life insurance policies to be offered by the separate accounts of certain life insurance companies (“Participating Insurance Companies”).
Multiple Classes of Shares of Beneficial Interest. The Fund offers two classes of shares (Class A shares and Class B shares). Class B shares are subject to Rule 12b-1 distribution fees under the 1940 Act and recordkeeping fees equal to an annual rate of up to 0.25% and of up to 0.15%, respectively, of the average daily net assets of the Class B shares of the Fund. Class A shares are not subject to such fees.
Investment income, realized and unrealized gains and losses, and certain fund-level expenses and expense reductions, if any, are borne pro rata on the basis of relative net assets by the holders of all classes of shares, except that each class bears certain expenses unique to that class (including the applicable 12b-1 distribution fees). Differences in class-level expenses may result in payment of different per share dividends by class. All shares have equal rights with respect to voting subject to class-specific arrangements.
The Fund's financial statements are prepared in accordance with accounting principles generally accepted in the United States of America (“U.S. GAAP”) which require the use of management estimates. Actual results could differ from those estimates. The Fund qualifies as an investment company under Topic 946 of Accounting Standards Codification of U.S. GAAP. The policies described below are followed consistently by the Fund in the preparation of its financial statements.
Security Valuation. Investments are stated at value determined as of the close of regular trading on the New York Stock Exchange on each day the exchange is open for trading.
Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in three broad levels. Level 1 includes quoted prices in active markets for identical securities. Level 2 includes other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds and credit risk). Level 3 includes significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments). The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities.
Equity securities are valued at the most recent sale price or official closing price reported on the exchange (U.S. or foreign) or over-the-counter market on which they trade. Securities for which no sales are reported are valued at the calculated mean between the most recent bid and asked quotations on the relevant market or, if a mean cannot be determined, at the most recent bid quotation. Equity securities are generally categorized as Level 1.
Debt securities are valued at prices supplied by independent pricing services approved by the Fund’s Board. If the pricing services are unable to provide valuations, securities are valued at the most recent bid quotation or evaluated price, as applicable, obtained from one or more broker-dealers. Such services may use various pricing techniques which take into account appropriate factors such as yield, quality, coupon rate, maturity, type of issue, trading characteristics and other data, as well as broker quotes. These securities are generally categorized as Level 2.
Investments in open-end investment companies are valued at their net asset value each business day and are categorized as Level 1.
Futures contracts are generally valued at the settlement prices established each day on the exchange on which they are traded and are categorized as Level 1.
Securities and other assets for which market quotations are not readily available or for which the above valuation procedures are deemed not to reflect fair value are valued in a manner that is intended to reflect their fair value as determined in accordance with procedures approved by the Board and are generally categorized as Level 3. In accordance with the Fund’s valuation procedures, factors considered in determining value may include, but are not limited to, the type of the security; the size of the holding; the initial cost of the security; the existence of any contractual restrictions on the security’s disposition; the price and extent of public trading in similar securities of the issuer or of comparable companies; quotations or evaluated prices from broker-dealers and/or pricing services; information obtained from the issuer, analysts, and/or the appropriate stock exchange (for exchange-traded securities); an analysis of the company’s or

DWS Small Cap Index VIP	| 35

issuer’s financial statements; an evaluation of the forces that influence the issuer and the market(s) in which the security is purchased and sold; and with respect to debt securities, the maturity, coupon, creditworthiness, currency denomination and the movement of the market in which the security is normally traded. The value determined under these procedures may differ from published values for the same securities.
Disclosure about the classification of fair value measurements is included in a table following the Fund's Investment Portfolio.
Securities Lending. Brown Brothers Harriman & Co., as lending agent, lends securities of the Fund to certain financial institutions under the terms of its securities lending agreement. During the term of the loans, the Fund continues to receive interest and dividends generated by the securities and to participate in any changes in their market value. The Fund requires the borrowers of the securities to maintain collateral with the Fund consisting of cash and/or U.S. Treasury Securities having a value at least equal to the value of the securities loaned. When the collateral falls below specified amounts, the lending agent will use its best efforts to obtain additional collateral on the next business day to meet required amounts under the securities lending agreement. During the six months ended June 30, 2022, the Fund invested the cash collateral into a joint trading account in DWS Government & Agency Securities Portfolio, an affiliated money market fund managed by DWS Investment Management Americas, Inc. DWS Investment Management Americas, Inc. receives a management/administration fee (0.07% annualized effective rate as of June 30, 2022) on the cash collateral invested in DWS Government & Agency Securities Portfolio. The Fund receives compensation for lending its securities either in the form of fees or by earning interest on invested cash collateral net of borrower rebates and fees paid to a lending agent. Either the Fund or the borrower may terminate the loan at any time, and the borrower, after notice, is required to return borrowed securities within a standard time period. There may be risks of delay and costs in recovery of securities or even loss of rights in the collateral should the borrower of the securities fail financially. If the Fund is not able to recover securities lent, the Fund may sell the collateral and purchase a replacement investment in the market, incurring the risk that the value of the replacement security is greater than the value of the collateral. The Fund is also subject to all investment risks associated with the reinvestment of any cash collateral received, including, but not limited to, interest rate, credit and liquidity risk associated with such investments.
As of June 30, 2022, the Fund had securities on loan. The value of the related collateral exceeded the value of the securities loaned at period end.
Remaining Contractual Maturity of the Agreements as of June 30, 2022

	Overnight and Continuous	˂30 days	Between 30 & 90 days	˃90 days	Total
Securities Lending Transactions
Common Stocks	$ 12,177,983	$ —	$ —	$ 1,107,124	$ 13,285,107
Rights	225,347	—	—	—	225,347
Total Borrowings	$ 12,403,330	$ —	$ —	$ 1,107,124	$ 13,510,454
Gross amount of recognized liabilities and non-cash collateral for securities lending transactions:					$13,510,454
Federal Income Taxes. The Fund’s policy is to comply with the requirements of the Internal Revenue Code, as amended, which are applicable to regulated investment companies, and to distribute all of its taxable income to its shareholders.
At June 30, 2022, the aggregate cost of investments for federal income tax purposes was $357,911,920. The net unrealized depreciation for all investments based on tax cost was $5,155,448. This consisted of aggregate gross unrealized appreciation for all investments for which there was an excess of value over tax cost of $67,819,459 and aggregate gross unrealized depreciation for all investments for which there was an excess of tax cost over value of $72,974,907.
The Fund has reviewed the tax positions for the open tax years as of December 31, 2021 and has determined that no provision for income tax and/or uncertain tax positions is required in the Fund's financial statements. The Fund's federal tax returns for the prior three fiscal years remain open subject to examination by the Internal Revenue Service.
Distribution of Income and Gains. Distributions from net investment income of the Fund, if any, are declared and distributed to shareholders annually. Net realized gains from investment transactions, in excess of

36 |	DWS Small Cap Index VIP

available capital loss carryforwards, would be taxable to the Fund if not distributed, and, therefore, will be distributed to shareholders at least annually. The Fund may also make additional distributions for tax purposes if necessary.
The timing and characterization of certain income and capital gain distributions are determined annually in accordance with federal tax regulations which may differ from accounting principles generally accepted in the United States of America. These differences primarily relate to income received from passive foreign investment companies, investments in futures contracts, certain securities sold at a loss and the realized tax character on distributions from certain securities. As a result, net investment income (loss) and net realized gain (loss) on investment transactions for a reporting period may differ significantly from distributions during such period. Accordingly, the Fund may periodically make reclassifications among certain of its capital accounts without impacting the net asset value of the Fund.
The tax character of current year distributions will be determined at the end of the current fiscal year.
Contingencies.  In the normal course of business, the Fund may enter into contracts with service providers that contain general indemnification clauses. The Fund’s maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Fund that have not yet been made. However, based on experience, the Fund expects the risk of loss to be remote.
Expenses. Expenses of the Trust arising in connection with a specific fund are allocated to that fund. Other Trust expenses which cannot be directly attributed to a fund are apportioned among the funds in the Trust based upon the relative net assets or other appropriate measures.
Real Estate Investment Trusts. The Fund at its fiscal year end recharacterizes distributions received from a Real Estate Investment Trust (“REIT”) investment based on information provided by the REIT into the following categories: ordinary income, long-term and short-term capital gains, and return of capital. If information is not available timely from a REIT, the recharacterization will be estimated for financial reporting purposes and a recharacterization will be made to the accounting records in the following year when such information becomes available. Distributions received from REITs in excess of income are recorded as either a reduction of cost of investments or realized gains.
Other. Investment transactions are accounted for on a trade date plus one basis for daily net asset value calculations. However, for financial reporting purposes, investment transactions are reported on trade date. Interest income is recorded on the accrual basis. Dividend income is recorded on the ex-dividend date net of foreign withholding taxes. Realized gains and losses from investment transactions are recorded on an identified cost basis. Proceeds from litigation payments, if any, are included in net realized gain (loss) from investments.
B.
Derivative Instruments
A futures contract is an agreement between a buyer or seller and an established futures exchange or its clearinghouse in which the buyer or seller agrees to take or make a delivery of a specific amount of a financial instrument at a specified price on a specific date (settlement date). For the six months ended June 30, 2022, the Fund invested in futures to keep cash on hand to meet shareholder redemptions or other needs while maintaining exposure to the stock market.
Upon entering into a futures contract, the Fund is required to deposit with a financial intermediary cash or securities (“initial margin”) in an amount equal to a certain percentage of the face value indicated in the futures contract. Subsequent payments (“variation margin”) are made or received by the Fund dependent upon the daily fluctuations in the value and are recorded for financial reporting purposes as unrealized gains or losses by the Fund. Gains or losses are realized when the contract expires or is closed. Since all futures contracts are exchange-traded, counterparty risk is minimized as the exchange’s clearinghouse acts as the counterparty, and guarantees the futures against default.
Certain risks may arise upon entering into futures contracts, including the risk that an illiquid market will limit the Fund's ability to close out a futures contract prior to the settlement date and the risk that the futures contract is not well correlated with the security, index or currency to which it relates. Risk of loss may exceed amounts recognized in the Statement of Assets and Liabilities.
A summary of the open futures contracts as of June 30, 2022, is included in a table following the Fund’s Investment Portfolio. For the six months ended June 30, 2022, the investment in futures contracts purchased had a total notional value generally indicative of a range from approximately $9,138,000 to $13,569,000.

DWS Small Cap Index VIP	| 37

The following tables summarize the value of the Fund's derivative instruments held as of June 30, 2022 and the related location in the accompanying Statement of Assets and Liabilities, presented by primary underlying risk exposure:
Liability Derivative	Futures Contracts
Equity Contracts (a)	$ (312,601)
The above derivative is located in the following Statement of Assets and Liabilities account:

(a)	Includes cumulative depreciation of futures contracts as disclosed in the Investment Portfolio. Unsettled variation margin is disclosed separately within the Statement of Assets and Liabilities.
Additionally, the amount of unrealized and realized gains and losses on derivative instruments recognized in Fund earnings during the six months ended June 30, 2022 and the related location in the accompanying Statement of Operations is summarized in the following tables by primary underlying risk exposure:
Realized Gain (Loss)	Futures Contracts
Equity Contracts (a)	$ (2,021,063)
The above derivative is located in the following Statement of Operations account:

(a)	Net realized gain (loss) from futures contracts

Change in Net Unrealized Appreciation (Depreciation)	Futures Contracts
Equity Contracts (a)	$ (466,516)
The above derivative is located in the following Statement of Operations account:

(a)	Change in net unrealized appreciation (depreciation) on futures contracts
C.
Purchases and Sales of Securities
During the six months ended June 30, 2022, purchases and sales of investment securities (excluding short-term investments) aggregated $38,252,215 and $55,215,458, respectively.
D.
Related Parties
Management Agreement. Under the Investment Management Agreement with DWS Investment Management Americas, Inc. (“DIMA” or the “Advisor”), an indirect, wholly owned subsidiary of DWS Group GmbH & Co. KGaA (“DWS Group”), the Advisor determines the securities, instruments and other contracts relating to investments to be purchased, sold or entered into by the Fund or delegates such responsibility to the Fund’s subadvisor. Northern Trust Investments, Inc. (“NTI”) serves as subadvisor. As a subadvisor to the Fund, NTI makes investment decisions and buys and sells securities for the Fund. NTI is paid by the Advisor for the services NTI provides to the Fund.
Under the Investment Management Agreement with the Advisor, the Fund pays the Advisor an annual fee based on the average daily net assets of the Fund, computed and accrued daily and payable monthly at the annual rate (exclusive of any applicable waivers/reimbursements) of 0.28%.
For the period from January 1, 2022 through April 30, 2023 (through April 30, 2022 for Class B shares), the Advisor has contractually agreed to waive its fees and/or reimburse certain operating expenses of the Fund to the extent necessary to maintain the total annual operating expenses (excluding certain expenses such as extraordinary expenses, taxes, brokerage and interest expense) of each class as follows:
Class A	.39%
Class B	.67%
Effective May 1, 2022 through April 30, 2023, the Advisor has contractually agreed to waive its fees and/or reimburse certain operating expenses of Class B shares to the extent necessary to maintain the total annual operating expenses (excluding certain expenses such as extraordinary expenses, taxes, brokerage and interest expense) at 0.68%.

38 |	DWS Small Cap Index VIP

For the six months ended June 30, 2022, fees waived and/or expenses reimbursed for each class are as follows:
Class A	$ 55,861
Class B	9,116
$ 64,977
Administration Fee. Pursuant to an Administrative Services Agreement, DIMA provides most administrative services to the Fund. For all services provided under the Administrative Services Agreement, the Fund pays the Advisor an annual fee (“Administration Fee”) of 0.097% of the Fund’s average daily net assets, computed and accrued daily and payable monthly. For the six months ended June 30, 2022, the Administration Fee was $189,552, of which $28,172 is unpaid.
Distribution Service Agreement. DWS Distributors, Inc. (“DDI”), an affiliate of the Advisor, is the Fund’s distributor. In accordance with the Distribution Plan, DDI receives 12b-1 fees of up to 0.25% of the average daily net assets of Class B shares. For the six months ended June 30, 2022, the Distribution Service Fee was as follows:
Distribution Service Fee	Total Aggregated	Unpaid at June 30, 2022
Class B	$ 47,098	$ 7,116
Service Provider Fees. DWS Service Company (“DSC”), an affiliate of the Advisor, is the transfer agent, dividend-paying agent and shareholder service agent for the Fund. Pursuant to a sub-transfer agency agreement between DSC and DST Systems, Inc. (“DST”), DSC has delegated certain transfer agent, dividend-paying agent and shareholder service agent functions to DST. DSC compensates DST out of the shareholder servicing fee it receives from the Fund. For the six months ended June 30, 2022, the amounts charged to the Fund by DSC were as follows:
Services to Shareholders	Total Aggregated	Unpaid at June 30, 2022
Class A	$ 746	$ 235
Class B	142	45
	$ 888	$ 280
Other Service Fees. Under an agreement with the Fund, DIMA is compensated for providing regulatory filing services to the Fund. For the six months ended June 30, 2022, the amount charged to the Fund by DIMA included in the Statement of Operations under “Reports to shareholders” aggregated $2,795, of which $170 is unpaid.
Trustees’ Fees and Expenses. The Fund paid retainer fees to each Trustee not affiliated with the Advisor, plus specified amounts to the Board Chairperson and to each committee Chairperson.
Affiliated Cash Management Vehicles. The Fund may invest uninvested cash balances in DWS Central Cash Management Government Fund and DWS ESG Liquidity Fund, affiliated money market funds which are managed by the Advisor. Each affiliated money market fund is managed in accordance with Rule 2a-7 under the 1940 Act, which governs the quality, maturity, diversity and liquidity of instruments in which a money market fund may invest. DWS Central Cash Management Government Fund seeks to maintain a stable net asset value, and DWS ESG Liquidity Fund maintains a floating net asset value. The Fund indirectly bears its proportionate share of the expenses of each affiliated money market fund in which it invests. DWS Central Cash Management Government Fund does not pay the Advisor an investment management fee. To the extent that DWS ESG Liquidity Fund pays an investment management fee to the Advisor, the Advisor will waive an amount of the investment management fee payable to the Advisor by the Fund equal to the amount of the investment management fee payable on the Fund’s assets invested in DWS ESG Liquidity Fund.
E.
Ownership of the Fund
At June 30, 2022, four participating insurance companies were owners of record of 10% or more of the total outstanding Class A shares of the Fund, each owning 34%, 16%, 13% and 10%, respectively. Four participating insurance companies were owners of record of 10% or more of the total outstanding Class B shares of the Fund, each owning 36%, 22%, 18% and 12%, respectively.

DWS Small Cap Index VIP	| 39

F.
Line of Credit
The Fund and other affiliated funds (the “Participants”) share in a $375 million revolving credit facility provided by a syndication of banks. The Fund may borrow for temporary or emergency purposes, including the meeting of redemption requests that otherwise might require the untimely disposition of securities. The Participants are charged an annual commitment fee, which is allocated based on net assets, among each of the Participants. Interest is calculated at a daily fluctuating rate per annum equal to the sum of 0.10% plus the higher of the Federal Funds Effective Rate and the Overnight Bank Funding Rate, plus 1.25%. The Fund may borrow up to a maximum of 33 percent of its net assets under the agreement. The Fund had no outstanding loans at June 30, 2022.
G.
Other — COVID-19 Pandemic
A novel coronavirus known as COVID-19, declared a pandemic by the World Health Organization, has caused significant uncertainty, market volatility, decreased economic and other activity, increased government activity, including economic stimulus measures, and supply chain interruptions. The full effects, duration and costs of the COVID-19 pandemic are impossible to predict, and the circumstances surrounding the COVID-19 pandemic will continue to evolve, including the risk of future increased rates of infection due to significant portions of the population remaining unvaccinated and/or the lack of effectiveness of current vaccines against new variants. The pandemic has affected and may continue to affect certain countries, industries, economic sectors, companies and investment products more than others, may exacerbate existing economic, political, or social tensions and may increase the probability of an economic recession or depression. The Fund and its investments may be adversely affected by the effects of the COVID-19 pandemic, and the pandemic may result in the Fund and its service providers experiencing operational difficulties in coordinating a remote workforce and implementing their business continuity plans, among others. Management will continue to monitor the impact COVID-19 has on the Fund and reflect the consequences as appropriate in the Fund's accounting and financial reporting.

40 |	DWS Small Cap Index VIP

Information About Your Fund’s Expenses (Unaudited)
As an investor of the Fund, you incur two types of costs: ongoing expenses and transaction costs. Ongoing expenses include management fees, distribution and service (12b-1) fees and other Fund expenses. Examples of transaction costs include contract charges, which are not shown in this section. The following tables are intended to help you understand your ongoing expenses (in dollars) of investing in the Fund and to help you compare these expenses with the ongoing expenses of investing in other mutual funds. In the most recent six-month period, the Fund limited these expenses; had it not done so, expenses would have been higher. The example in the table is based on an investment of $1,000 invested at the beginning of the six-month period and held for the entire period (January 1, 2022 to June 30, 2022).
The tables illustrate your Fund’s expenses in two ways:
—
Actual Fund Return. This helps you estimate the actual dollar amount of ongoing expenses (but not transaction costs) paid on a $1,000 investment in the Fund using the Fund’s actual return during the period. To estimate the expenses you paid over the period, simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the “Expenses Paid per $1,000” line under the share class you hold.
—
Hypothetical 5% Fund Return. This helps you to compare your Fund’s ongoing expenses (but not transaction costs) with those of other mutual funds using the Fund’s actual expense ratio and a hypothetical rate of return of 5% per year before expenses. Examples using a 5% hypothetical fund return may be found in the shareholder reports of other mutual funds. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period.
Please note that the expenses shown in these tables are meant to highlight your ongoing expenses only and do not reflect any transaction costs. The “Expenses Paid per $1,000” line of the tables is useful in comparing ongoing expenses only and will not help you determine the relative total expense of owning different funds. If these transaction costs had been included, your costs would have been higher.
Expenses and Value of a $1,000 Investment for the six months ended June 30, 2022

Actual Fund Return	Class A	Class B
Beginning Account Value 1/1/22	$ 1,000.00	$ 1,000.00
Ending Account Value 6/30/22	$ 764.20	$ 763.10
Expenses Paid per $1,000*	$ 1.71	$ 2.93
Hypothetical 5% Fund Return	Class A	Class B
Beginning Account Value 1/1/22	$ 1,000.00	$ 1,000.00
Ending Account Value 6/30/22	$ 1,022.86	$ 1,021.47
Expenses Paid per $1,000*	$ 1.96	$ 3.36

*
Expenses are equal to the Fund's annualized expense ratio for each share class, multiplied by the average account value over the period, multiplied by 181 (the number of days in the most recent six-month period), then divided by 365.

Annualized Expense Ratios	Class A	Class B
DWS Small Cap Index VIP	.39%	.67%
For more information, please refer to the Fund’s prospectus.
These tables do not reflect charges and fees (“contract charges”) associated with the separate account that invests in the Fund or any variable life insurance policy or variable annuity contract for which the Fund is an investment option.
For an analysis of the fees associated with an investment in the Fund or similar funds, please refer to the current and hypothetical expense calculators for Variable Insurance Products which can be found at dws.com/calculators.

DWS Small Cap Index VIP	| 41

Liquidity Risk Management
In accordance with Rule 22e-4 (the “Liquidity Rule”) under the Investment Company Act of 1940 (the “1940 Act”), your Fund has adopted a liquidity risk management program (the “Program”), and the Board has designated DWS Investment Management Americas, Inc. (“DIMA”) as Program administrator. The Program is designed to assess and manage your Fund’s liquidity risk (the risk that the Fund would be unable to meet requests to redeem shares of the Fund without significant dilution of remaining investors’ interests in the Fund). DIMA has designated a committee (the “Committee”) composed of personnel from multiple departments within DIMA and its affiliates that is responsible for the implementation and ongoing administration of the Program, which includes assessing the Fund’s liquidity risk under both normal and reasonably foreseeable stressed conditions. Under the Program, every investment held by a Fund is classified on a daily basis into one of four liquidity categories based on estimations of the investment’s ability to be sold during designated timeframes in current market conditions without significantly changing the investment’s market value.
In February 2022, as required by the Program and the Liquidity Rule, DIMA provided the Board with an annual written report (the “Report”) addressing the operation of the Program and assessing the adequacy and effectiveness of its implementation during the period from December 1, 2020 through November 30, 2021 (the “Reporting Period”). During the Reporting Period, your Fund was primarily invested in highly liquid investments (investments that the Fund anticipates can be converted to cash within 3 business days or less in current market conditions without significantly changing their market value). As a result, your Fund is not required to adopt, and has not adopted, a “Highly Liquid Investment Minimum” as defined in the Liquidity Rule. During the Reporting Period, the Fund did not approach the 15% limit imposed by the Liquidity Rule on holdings in illiquid investments (investments that cannot be sold or disposed of in seven days or less in current market conditions without the sale of the investment significantly changing the market value of the investment). Your Fund did not experience any issues meeting investor redemptions at any time during the Reporting Period. In the Report, DIMA stated that it believes the Program has operated adequately and effectively to manage the Fund’s liquidity risk during the Reporting Period. DIMA also reported that there were no material changes made to the Program during the Reporting Period.
Proxy Voting
The Fund's policies and procedures for voting proxies for portfolio securities and information about how the Fund voted proxies related to its portfolio securities during the most recent 12-month period ended June 30 are available on our Web site — dws.com/en-us/resources/proxy-voting — or on the SEC’s Web site — sec.gov. To obtain a written copy of the Fund's policies and procedures without charge, upon request, call us toll free at (800) 728-3337.

42 |	DWS Small Cap Index VIP

Advisory Agreement Board Considerations and Fee Evaluation
The Board of Trustees (hereinafter referred to as the “Board” or “Trustees”) approved the renewal of DWS Small Cap Index VIP's (the “Fund”) investment management agreement (the “Agreement”) with DWS Investment Management Americas, Inc. (“DIMA”) and sub-advisory agreement (the “Sub-Advisory Agreement” and together with the Agreement, the “Agreements”) between DIMA and Northern Trust Investments, Inc. (“NTI”) in September 2021.
In terms of the process that the Board followed prior to approving the Agreements, shareholders should know that:
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During the entire process, all of the Fund's Trustees were independent of DIMA and its affiliates (the “Independent Trustees”).
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The Board met frequently during the past year to discuss fund matters and dedicated a substantial amount of time to contract review matters. Over the course of several months, the Board reviewed extensive materials received from DIMA, independent third parties and independent counsel. These materials included an analysis of the Fund’s performance, fees and expenses, and profitability from a fee consultant retained by the Fund’s Independent Trustees (the “Fee Consultant”).
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The Board also received extensive information throughout the year regarding performance of the Fund.
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The Independent Trustees regularly met privately with counsel to discuss contract review and other matters. In addition, the Independent Trustees were advised by the Fee Consultant in the course of their review of the Fund's contractual arrangements and considered a comprehensive report prepared by the Fee Consultant in connection with their deliberations.
—
In connection with reviewing the Agreements, the Board also reviewed the terms of the Fund's Rule 12b-1 plan, distribution agreement, administrative services agreement, transfer agency agreement and other material service agreements.
In connection with the contract review process, the Board considered the factors discussed below, among others. The Board also considered that DIMA and its predecessors have managed the Fund since its inception, and the Board believes that a long-term relationship with a capable, conscientious advisor is in the best interests of the Fund. The Board considered, generally, that shareholders chose to invest or remain invested in the Fund knowing that DIMA managed the Fund. DIMA is part of DWS Group GmbH & Co. KGaA (“DWS Group”). DWS Group is a global asset management business that offers a wide range of investing expertise and resources, including research capabilities in many countries throughout the world. In 2018, approximately 20% of DWS Group’s shares were sold in an initial public offering, with Deutsche Bank AG owning the remaining shares.
As part of the contract review process, the Board carefully considered the fees and expenses of each DWS fund overseen by the Board in light of the fund’s performance. In many cases, this led to the negotiation and implementation of expense caps.
While shareholders may focus primarily on fund performance and fees, the Fund’s Board considers these and many other factors, including the quality and integrity of DIMA’s and NTI’s personnel and administrative support services provided by DIMA, such as back-office operations, fund valuations, and compliance policies and procedures.
Nature, Quality and Extent of Services. The Board considered the terms of the Agreements, including the scope of advisory services provided under the Agreements. The Board noted that, under the Agreements, DIMA and NTI provide portfolio management services to the Fund and that, pursuant to a separate administrative services agreement, DIMA provides administrative services to the Fund. The Board considered the experience and skills of senior management and investment personnel and the resources made available to such personnel. The Board also considered the risks to DIMA in sponsoring or managing the Fund, including financial, operational and reputational risks, the potential economic impact to DIMA from such risks and DIMA’s approach to addressing such risks. Throughout the course of the year, the Board also received information regarding DIMA’s oversight of fund sub-advisors, including NTI. The Board reviewed the Fund’s performance over short-term and long-term periods and compared those returns to various agreed-upon performance measures, including market index(es) and a peer universe compiled using information supplied by Morningstar Direct (“Morningstar”), an independent fund data service. The Board also noted that it has put into place a process of identifying “Funds in Review” (e.g., funds performing poorly relative to a peer universe), and receives additional reporting from DIMA regarding such funds and, where appropriate, DIMA’s plans to address underperformance. The Board believes this process is an effective manner of identifying and addressing underperforming funds. Based on the information provided, the Board noted that,

DWS Small Cap Index VIP	| 43

for the one-, three- and five-year periods ended December 31, 2020, the Fund’s performance (Class A shares) was in the 2nd quartile, 2nd quartile and 1st quartile, respectively, of the applicable Morningstar universe (the 1st quartile being the best performers and the 4th quartile being the worst performers).
Fees and Expenses. The Board considered the Fund’s investment management fee schedule, sub-advisory fee schedule, operating expenses and total expense ratios, and comparative information provided by Broadridge Financial Solutions, Inc. (“Broadridge”) and the Fee Consultant regarding investment management fee rates paid to other investment advisors by similar funds (1st quartile being the most favorable and 4th quartile being the least favorable). With respect to management fees paid to other investment advisors by similar funds, the Board noted that the contractual fee rates paid by the Fund, which include a 0.097% fee paid to DIMA under the Fund’s administrative services agreement, were higher than the median (4th quartile) of the applicable Broadridge peer group (based on Broadridge data provided as of December 31, 2020). The Board noted that, effective October 1, 2021, in connection with the 2021 contract renewal process, DIMA agreed to reduce the Fund’s contractual management fee by 0.07%. With respect to the sub-advisory fee paid to NTI, the Board noted that the fee is paid by DIMA out of its fee and not directly by the Fund. The Board noted that the Fund’s Class A shares total (net) operating expenses were expected to be higher than the median (3rd quartile) of the applicable Broadridge expense universe (based on Broadridge data provided as of December 31, 2020, and analyzing Broadridge expense universe Class A (net) expenses less any applicable 12b-1 fees) (“Broadridge Universe Expenses”). The Board also reviewed data comparing each other operational share class’s total (net) operating expenses to the applicable Broadridge Universe Expenses. The Board noted that the expense limitations agreed to by DIMA were expected to help the Fund’s total (net) operating expenses remain competitive. The Board considered the Fund’s management fee rate as compared to fees charged by DIMA to comparable DWS U.S. registered funds (“DWS Funds”) and considered differences between the Fund and the comparable DWS Funds. The information requested by the Board as part of its review of fees and expenses also included information about institutional accounts (including any sub-advised funds and accounts) and funds offered primarily to European investors (“DWS Europe Funds”) managed by DWS Group. The Board noted that DIMA indicated that DWS Group does not manage any institutional accounts or DWS Europe Funds comparable to the Fund.
On the basis of the information provided, the Board concluded that management fees were reasonable and appropriate in light of the nature, quality and extent of services provided by DIMA and NTI.
Profitability. The Board reviewed detailed information regarding revenues received by DIMA under the Agreement. The Board considered the estimated costs to DIMA, and pre-tax profits realized by DIMA, from advising the DWS Funds, as well as estimates of the pre-tax profits attributable to managing the Fund in particular. The Board also received information regarding the estimated enterprise-wide profitability of DIMA and its affiliates with respect to all fund services in totality and by fund. The Board and the Fee Consultant reviewed DIMA’s methodology in allocating its costs to the management of the Fund. Based on the information provided, the Board concluded that the pre-tax profits realized by DIMA in connection with the management of the Fund were not unreasonable. The Board also reviewed certain publicly available information regarding the profitability of certain similar investment management firms. The Board noted that, while information regarding the profitability of such firms is limited (and in some cases is not necessarily prepared on a comparable basis), DIMA and its affiliates’ overall profitability with respect to the DWS Funds (after taking into account distribution and other services provided to the funds by DIMA and its affiliates) was lower than the overall profitability levels of most comparable firms for which such data was available. The Board did not consider the profitability of NTI with respect to the Fund. The Board noted that DIMA pays NTI’s fee out of its management fee, and its understanding that the Fund’s sub-advisory fee schedule was the product of an arm’s length negotiation with DIMA.
Economies of Scale. The Board considered whether there are economies of scale with respect to the management of the Fund and whether the Fund benefits from any economies of scale. In this regard, the Board observed that while the Fund’s current investment management fee schedule does not include breakpoints, the Fund’s fee schedule represents an appropriate sharing between the Fund and DIMA of such economies of scale as may exist in the management of the Fund at current asset levels.
Other Benefits to DIMA and NTI and Their Affiliates. The Board also considered the character and amount of other incidental or “fall-out” benefits received by DIMA and NTI and their affiliates, including any fees received by DIMA for administrative services provided to the Fund, any fees received by an affiliate of DIMA for transfer agency services provided to the Fund and any fees received by an affiliate of DIMA for distribution services. The Board also considered benefits to DIMA related to brokerage and soft-dollar allocations, including allocating brokerage to pay for research generated by parties other than the executing broker dealers, which pertain primarily to funds investing in equity securities. In addition, the Board

44 |	DWS Small Cap Index VIP

considered the incidental public relations benefits to DIMA related to DWS Funds advertising and cross-selling opportunities among DIMA products and services. The Board considered these benefits in reaching its conclusion that the Fund’s management fees were reasonable.
Compliance.  The Board considered the significant attention and resources dedicated by DIMA to its compliance processes in recent years. The Board noted in particular (i) the experience, seniority and time commitment of the individuals serving as DIMA’s and the Fund’s chief compliance officers and (ii) the substantial commitment of resources by DIMA and its affiliates to compliance matters, including the retention of compliance personnel. The Board also considered the attention and resources dedicated by DIMA to the oversight of the investment sub-advisor’s compliance program and compliance with the applicable fund policies and procedures.
Based on all of the information considered and the conclusions reached, the Board determined that the continuation of the Agreements is in the best interests of the Fund. In making this determination, the Board did not give particular weight to any single factor identified above. The Board considered these factors over the course of numerous meetings, certain of which were in executive session with only the Independent Trustees and counsel present. It is possible that individual Independent Trustees may have weighed these factors differently in reaching their individual decisions to approve the continuation of the Agreements.

DWS Small Cap Index VIP	| 45

Notes

Notes

vit-scif-3 (R-028372-11 8/22)

(b) Not applicable

ITEM 2.	CODE OF ETHICS

Not applicable.

ITEM 3.	AUDIT COMMITTEE FINANCIAL EXPERT

Not applicable

ITEM 4.	PRINCIPAL ACCOUNTANT FEES AND SERVICES

Not applicable

ITEM 5.	AUDIT COMMITTEE OF LISTED REGISTRANTS

Not applicable

ITEM 6.	SCHEDULE OF INVESTMENTS

Not applicable

ITEM 7.	DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES

Not applicable

ITEM 8.	PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES

Not applicable

ITEM 9.	PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS

Not applicable

ITEM 10.	SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS

There were no material changes to the procedures by which shareholders may recommend nominees to the Fund’s Board. The primary function of the Nominating and Governance Committee is to identify and recommend individuals for membership on the Board and oversee the administration of the Board Governance Guidelines. Shareholders may recommend candidates for Board positions by forwarding their correspondence by U.S. mail or courier service to Keith R. Fox, DWS Funds Board Chair, c/o Thomas R. Hiller, Ropes & Gray LLP, Prudential Tower, 800 Boylston Street, Boston, MA 02199-3600.

ITEM 11.	CONTROLS AND PROCEDURES

	(a)	The Chief Executive and Financial Officers concluded that the Registrant’s Disclosure Controls and Procedures are effective based on the evaluation of the Disclosure Controls and Procedures as of a date within 90 days of the filing date of this report.

	(b)	There have been no changes in the registrant’s internal control over financial reporting that occurred during the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant’s internal controls over financial reporting.

ITEM 12.	Disclosure of Securities Lending Activities for Closed-End Management Investment Companies.

Not applicable

ITEM 13.	EXHIBITS

	(a)(1)	Not applicable

	(a)(2)	Certification pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) is filed and attached hereto as Exhibit 99.CERT.

	(b)	Certification pursuant to Rule 30a-2(b) under the Investment Company Act of 1940 (17 CFR 270.30a-2(b)) is furnished and attached hereto as Exhibit 99.906CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant:	DWS Small Cap Index VIP, a series of Deutsche DWS Investments VIT Funds

By:	/s/Hepsen Uzcan Hepsen Uzcan President

Date:	8/15/2022

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/Hepsen Uzcan Hepsen Uzcan President

Date:	8/15/2022

By:	/s/Diane Kenneally Diane Kenneally Chief Financial Officer and Treasurer

Date:	8/15/2022